UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	DECEMBER 31

Date of reporting period:	JANUARY 1, 2012 – JUNE 30, 2012 (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT Managers AMG June 30, 2012 Renaissance Large Cap Growth Fund

Renaissance Large Cap Growth Fund

Semi-Annual Report - June 30, 2012 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	4

FUND PERFORMANCE	5

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	6

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	8

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	9
Balance sheet, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	10
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	11
Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	12
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	14
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENT	19

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2012	Expense Ratio for the Period	Beginning Account Value 01/01/12	Ending Account Value 06/30/2012	Expenses Paid During the Period*
Renaissance Large Cap Growth Fund
Investor Class Shares
Based on Actual Fund Return	1.16%	$1,000	$1,089	$6.03
Hypothetical (5% return before expenses)	1.16%	$1,000	$1,019	$5.82

Service Class Shares
Based on Actual Fund Return	0.85%	$1,000	$1,091	$4.42
Hypothetical (5% return before expenses)	0.85%	$1,000	$1,021	$4.27

Institutional Class Shares
Based on Actual Fund Return	0.66%	$1,000	$1,091	$3.43
Hypothetical (5% return before expenses)	0.66%	$1,000	$1,022	$3.32

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

4

Fund Performance

Periods ended June 30, 2012 (unaudited)

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods.

Average Annual Total Returns[1]	Six Months*	One Year	Since Inception	Inception Date
Renaissance Large Cap Growth Fund[2,3]
Investor Class	8.91%	(0.89)%	11.58%	06/03/09
Service Class	9.05%	(0.61)%	11.86%	06/03/09
Institutional Class	9.12%	(0.44)%	12.08%	06/03/09
Russell 1000® Growth Index[4]	10.08%	5.76%	16.67%	06/03/09	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit our Web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Funds are distributed by Managers Distributors, Inc., a member of FINRA.

†	The date reflects the inception date of the Fund, not the index.
*	Not annualized.
1	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus.
No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2012. All returns are in U.S. dollars($).
2	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expense, which has resulted in higher returns.
3	Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium capitalization companies) when stocks of large capitalization companies are out of favor. The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.
4

The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with higher price-to-book ratio and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 1000® Growth Index is a registered trademark of Russell Investments. Russell® is a registered trademark of Russell Investments

Not FDIC Insured, nor bank guaranteed. May lose value.

5

Renaissance Large Cap Growth Fund

Fund Snapshots

June 30, 2012

Portfolio Breakdown (unaudited)

Industry	Renaissance Large Cap Growth Fund**	Russell 1000® Growth Index
Information Technology	33.6%	31.7%
Consumer Discretionary	21.7%	16.2%
Health Care	20.2%	11.9%
Industrials	11.2%	12.4%
Materials	5.5%	3.9%
Financials	3.7%	4.5%
Consumer Staples	1.8%	13.2%
Energy	1.7%	3.7%
Utilities	0.0%	0.2%
Telecommunication Services	0.0%	2.3%
Other Assets and Liabilities	0.6%	0.0%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
Oracle Corp.	2.0%
Intuit, Inc.	2.0
CR Bard, Inc.	2.0
Union Pacific Corp.*	2.0
Time Warner Cable, Inc.	2.0
Gilead Sciences, Inc.*	2.0
Apple, Inc.	1.9
Discovery Communications, Inc., Class A	1.9
CBS Corp., Class B*	1.9
Monsanto Co.	1.9

Top Ten as a Group	19.6%

*	Top Ten Holding at December 31, 2011

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

Renaissance Large Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2012 (unaudited)

	Shares	Value
Common Stocks - 99.4%
Consumer Discretionary - 21.7%
AutoZone, Inc.*	1,155	$424,081
Bed Bath & Beyond, Inc.*	6,501	401,762
CBS Corp., Class B	13,786	451,905
Coach, Inc.	7,014	410,179
Discovery Communications, Inc., Class A*	8,407	453,978
Dollar Tree, Inc.*	7,784	418,779
Expedia, Inc.	9,105	437,677
Macy’s, Inc.	11,155	383,174
PetSmart, Inc.	6,519	444,465
Ross Stores, Inc.	6,421	401,120
Time Warner Cable, Inc.	5,612	460,745
TJX Cos., Inc.	9,984	428,613
Total Consumer Discretionary		5,116,478
Consumer Staples - 1.8%
CVS Caremark Corp.	9,150	427,580
Energy - 1.7%
National Oilwell Varco, Inc.	6,012	387,413
Financials - 3.7%
American Express Co.	7,600	442,396
Franklin Resources, Inc.	3,825	424,537
Total Financials		866,933
Health Care - 20.2%
Agilent Technologies, Inc.	10,581	415,198
AmerisourceBergen Corp.	10,945	430,686
Baxter International, Inc.	8,003	425,359
Celgene Corp.*	6,605	423,777
Cooper Cos., Inc., The	5,190	413,954
CR Bard, Inc.	4,387	471,339
Gilead Sciences, Inc.*	8,964	459,674
McKesson Corp.	4,486	420,563
Medtronic, Inc.	11,562	447,796
Stryker Corp.	7,697	424,105
UnitedHealth Group, Inc.	7,250	424,125
Total Health Care		4,756,576
Industrials - 11.2%
Boeing Co., The	6,045	449,144
Cummins, Inc.	4,535	439,487
Danaher Corp.	8,439	439,503

	Shares	Value
Parker Hannifin Corp.	5,218	$401,160
Roper Industries, Inc.	4,490	442,624
Union Pacific Corp.	3,896	464,832
Total Industrials		2,636,750
Information Technology - 33.6%
Accenture PLC, Class A	7,045	423,334
Apple, Inc.*	784	457,856
Broadcom Corp., Class A*	12,404	419,255
Cisco Systems, Inc.	22,703	389,811
EMC Corp.*	17,240	441,861
F5 Networks, Inc.*	3,416	340,097
Google, Inc., Class A*	721	418,230
Intel Corp.	16,115	429,465
International Business Machines Corp.	2,210	432,232
Intuit, Inc.	7,955	472,129
KLA-Tencor Corp.	8,997	443,102
Lam Research Corp.*	11,240	424,198
Microsoft Corp.	14,703	449,765
Oracle Corp.	15,918	472,765
QUALCOMM, Inc.	7,219	401,954
SanDisk Corp.*	9,562	348,822
Symantec Corp.*	26,171	382,358
Teradata Corp.*	5,894	424,427
Western Digital Corp.*	11,219	341,955
Total Information Technology		7,913,616
Materials - 5.5%
Freeport-McMoRan Copper & Gold, Inc., Class B	12,300	419,061
Monsanto Co.	5,442	450,489
PPG Industries, Inc.	4,081	433,076
Total Materials		1,302,626
Total Common Stocks (cost $21,440,262)		23,407,972
Other Investment Companies - 1.2%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.08% (cost $282,716)	282,716	282,716
Total Investments - 100.6% (cost $21,722,978)		23,690,688
Other Assets, less Liabilities - (0.6)%		(130,251)
Net Assets - 100.0%		$23,560,437

The accompanying notes are an integral part of these financial statements.

7

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $22,055,563 for Federal income tax purposes at June 30, 2012, the aggregate gross unrealized appreciation and depreciation were $2,081,933 and $446,808, respectively, resulting in net unrealized appreciation of investments of $1,635,125.

*	Non-income-producing security.
1	Yield shown represents the June 30, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

As of June 30, 2012, all investments in the Fund were valued using Level 1 inputs. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments previously presented in this report. (See Note 1(a) in the Notes to Financial Statements.)

For the six months ended June 30, 2012, the Fund had no transfers between Level 1 and Level 2 from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

Assets:
Investments at value*	$23,690,688
Receivable for investments sold	388,239
Receivable for Fund shares sold	35,451
Dividends and other receivables	15,420
Receivable from affiliate	9,207
Prepaid expenses	15,003
Total assets	24,154,008
Liabilities:
Payable for investments purchased	417,461
Payable for Fund shares repurchased	131,631
Accrued expenses:
Investment advisory and management fees	10,520
Administrative fees	4,782
Shareholder servicing fees	1,285
Distribution fees - Investor Class	110
Other	27,782
Total liabilities	593,571
Net Assets	$23,560,437
Net Assets Represent:
Paid-in capital	$19,910,166
Undistributed net investment income	38,441
Accumulated net realized gain from investments	1,644,120
Net unrealized appreciation of investments	1,967,710
Net Assets	$23,560,437
Investor Class Shares:
Net Assets	$503,673
Shares outstanding	42,926
Net asset value, offering and redemption price per share	$11.73
Service Class Shares:
Net Assets	$8,264,040
Shares outstanding	699,563
Net asset value, offering and redemption price per share	$11.81
Institutional Class Shares:
Net Assets	$14,792,724
Shares outstanding	1,261,689
Net asset value, offering and redemption price per share	$11.72
* Investments at cost	$21,722,978

The accompanying notes are an integral part of these financial statements.

9

Statement of Operations

For the six months ended June 30, 2012 (unaudited)

Investment Income:
Dividend income	$127,484
Expenses:
Investment advisory and management fees	68,351
Administrative fees	31,069
Distribution fees - Investor Class	835
Professional fees	16,177
Transfer agent	14,355
Registration fees	9,806
Reports to shareholders	7,893
Custodian	5,648
Trustees fees and expenses	1,020
Miscellaneous	1,217
Total expenses before offsets	156,371
Expense reimbursements	(63,371)
Expense reductions	(3,957)
Net expenses	89,043
Net investment income	38,441
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,072,697
Net change in unrealized appreciation (depreciation) of investments	74,730
Net realized and unrealized gain	2,147,427
Net increase in net assets resulting from operations	$2,185,868

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets

For the six months ended June 30, 2012 (unaudited) and the year ended December 31, 2011

	2012	2011
Increase (Decrease) in Net Assets From Operations:
Net investment income	$38,441	$94,594
Net realized gain on investments	2,072,697	2,233,587
Net change in unrealized appreciation (depreciation) of investments	74,730	(3,069,995)
Net increase (decrease) in net assets resulting from operations	2,185,868	(741,814)
Distributions to Shareholders:
From net investment income:
Service Class	—	(90,556)
Institutional Class	—	(9,444)
From net realized gain on investments:
Investor Class	—	(106,221)
Service Class	—	(1,895,552)
Institutional Class	—	(1,236,287)
Total distributions to shareholders	—	(3,338,060)
From Capital Share Transactions:[1]
Proceeds from sale of shares	10,106,164	15,395,502
Reinvestment of dividends and distributions	—	2,342,942
Cost of shares repurchased	(13,498,842)	(17,723,472)
Net increase (decrease) from capital share transactions	(3,392,678)	14,972
Total decrease in net assets	(1,206,810)	(4,064,902)
Net Assets:
Beginning of period	24,767,247	28,832,149
End of period	$23,560,437	$24,767,247
End of period undistributed net investment income	$38,441	—

Share Transactions:[1]
Sale of shares	844,522	1,252,194
Shares issued in connection with reinvestments of dividends and distributions	—	214,110
Shares repurchased	(1,134,535)	(1,401,144)
Net increase (decrease) in shares	(290,013)	65,160

1	See note 1(f) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

11

Renaissance Large Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31,			For the period ended December 31, 2009*
Investor Class		2011		2010
Net Asset Value, Beginning of Period	$10.77	$12.90		$11.47	$10.00
Income from Investment Operations:
Net investment income (loss)	(0.01)[3]	0.00	#,3	0.03 [3]	0.01
Net realized and unrealized gain (loss) on investments	0.97 [3]	(0.55)[3]		1.75 [3]	1.64
Total from investment operations	0.96	(0.55)		1.78	1.65
Less Distributions to Shareholders from:
Net investment income	—	—		(0.04)	(0.03)
Net realized gain on investments	—	(1.58)		(0.31)	(0.15)
Total distributions to shareholders	—	(1.58)		(0.35)	(0.18)
Net Asset Value, End of Period	$11.73	$10.77		$12.90	$11.47
Total Return[1]	8.91%[4]	(4.42)%		15.53%	16.46%[4]
Ratio of net expenses to average net assets	1.13%[5]	1.12%		1.01%	0.91%[5]
Ratio of net investment income (loss) to average net assets[1]	(0.10)%[5]	0.03%		0.24%	0.43%[5]
Portfolio turnover	65%[4]	107%		72%	6%[4]
Net assets at end of period (000’s omitted)	$504	$769		$1,269	$290

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.68%[5]	1.68%		1.57%	2.06%[5]
Ratio of net investment loss to average net assets	(0.65)%[5]	(0.53)%		(0.32)%	(0.72)%[5]

	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31,		For the period ended December 31, 2009*
Service Class		2011	2010
Net Asset Value, Beginning of Period	$10.83	$12.94	$11.49	$10.00
Income from Investment Operations:
Net investment income	0.01 [3]	0.04 [3]	0.05 [3]	0.03
Net realized and unrealized gain (loss) on investments	0.97 [3]	(0.56)[3]	1.76 [3]	1.63
Total from investment operations	0.98	(0.52)	1.81	1.66
Less Distributions to Shareholders from:
Net investment income	—	(0.01)	(0.05)	(0.02)
Net realized gain on investments	—	(1.58)	(0.31)	(0.15)
Total distributions to shareholders	—	(1.59)	(0.36)	(0.17)
Net Asset Value, End of Period	$11.81	$10.83	$12.94	$11.49
Total Return[1]	9.05%[4]	(4.14)%	15.77%	16.60%[4]
Ratio of net expenses to average net assets	0.82%[5]	0.81%	0.81%	0.86%[5]
Ratio of net investment income to average net assets[1]	0.19%[5]	0.34%	0.44%	0.48%[5]
Portfolio turnover	65%[4]	107%	72%	6%[4]
Net assets at end of period (000’s omitted)	$8,264	$14,772	$23,309	$20,692

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.37%[5]	1.37%	1.37%	2.01%[5]
Ratio of net investment loss to average net assets	(0.36)%[5]	(0.22)%	(0.12)%	(0.67)%[5]

12

Renaissance Large Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31,		For the period ended December 31, 2009*
Institutional Class		2011	2010
Net Asset Value, Beginning of Period	$10.74	$12.94	$11.49	$10.00
Income from Investment Operations:
Net investment income	0.02 [3]	0.06 [3]	0.08 [3]	0.04
Net realized and unrealized gain (loss) on investments	0.96 [3]	(0.55)[3]	1.76 [3]	1.63
Total from investment operations	0.98	(0.49)	1.84	1.67
Less Distributions to Shareholders from:
Net investment income	—	(0.12)	(0.07)	(0.03)
Net realized gain on investments	—	(1.59)	(0.32)	(0.15)
Total distributions to shareholders	—	(1.71)	(0.39)	(0.18)
Net Asset Value, End of Period	$11.72	$10.74	$12.94	$11.49
Total Return[1]	9.12%[4]	(3.90)%	15.99%	16.72%[4]
Ratio of net expenses to average net assets	0.63%[5]	0.63%	0.60%	0.66%[5]
Ratio of net investment income to average net assets[1]	0.40%[5]	0.46%	0.65%	0.68%[5]
Portfolio turnover	65%[4]	107%	72%	6%[4]
Net assets at end of period (000’s omitted)	$14,793	$9,226	$4,254	$246

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.18%[5]	1.23%	1.08%	1.81%[5]
Ratio of net investment income (loss) to average net assets	(0.15%)[5]	(0.14)%	0.17%	(0.47)%[5]

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Fund previously presented in this report.

*	Commenced operations on June 3, 2009.
#	Rounds to less than $0.01 per share.
1	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
2	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)
3	Per share numbers have been calculated using average shares.
4	Not annualized.
5	Annualized.

13

Notes to Financial Statements

June 30, 2012 (unaudited)

1.Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the Renaissance Large Cap Growth Fund (the “Fund”). The Fund commenced operations on June 3, 2009.

The Fund offers three classes of shares: Investor Class, Service Class, and Institutional Class. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the

14

Notes to Financial Statements (continued)

circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. Transfers between different levels in the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b. Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of the Fund’s expenses. For the six months ended June 30, 2012, the amount by which the Fund’s expenses were reduced and the impact on the expense ratios, if any, were as follows: $3,954 or 0.03%.

The Fund has a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended June 30, 2012, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal funds rate on the day of the overdraft. For the six months ended June 30, 2012, the Fund did not incur any overdraft fees.

The Fund also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., whereby earnings credits are used to offset banking charges and other out-of- pocket expenses. For the six months ended June 30, 2012, the transfer agent expense was reduced by $3.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d. Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared daily and paid monthly. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

15

Notes to Financial Statements (continued)

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2009-2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f. Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the six months ended June 30, 2012 (unaudited) and year ended December 31, 2011 were as follows.

	Renaissance Large Cap Growth Fund
	2012		2011
	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	8,832	$105,048	34,031	$448,365
Reinvestment of distributions	—	—	9,745	106,221
Cost of shares repurchased	(37,282)	(446,857)	(70,771)	(843,186)

Net Decrease	(28,450)	$(341,809)	(26,995)	$(288,600)

Service Class:
Proceeds from sale of shares	71,220	$857,510	282,235	$3,585,391
Reinvestment of distributions	—	—	173,141	1,897,627
Cost of shares repurchased	(735,345)	(8,690,433)	(893,514)	(11,698,391)

Net Decrease	(664,125)	($7,832,923)	(438,138)	$(6,215,373)

Institutional Class:
Proceeds from sale of shares	764,470	$9,143,606	935,928	$11,361,746
Reinvestment of distributions	—	—	31,224	339,094
Cost of shares repurchased	(361,908)	(4,361,552)	(436,859)	(5,181,895)

Net Increase	402,562	$4,782,054	530,292	$6,518,945

At June 30, 2012, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the Fund as follows: two collectively own 88%. Transactions by these shareholders may have a material impact on the Fund.

2. Agreements and Transactions with Affiliates

The Fund has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects subadvisors for the Fund (subject to Board approval) and monitors the subadvisor’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by a portfolio manager who serves pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average net assets. For the six months ended June 30, 2012, the annual investment management fee rates, as a percentage of average daily net assets, was 0.55%.

The Investment Manager has contractually agreed, through at least May 1, 2013 to waive fees and pay or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.66% of the Fund’s average daily net assets.

16

Notes to Financial Statements (continued)

The Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed the Fund’s expense cap. For the six months ended June 30, 2012, the Fund’s components of reimbursement available are detailed in the following chart:

Reimbursement Available - 12/31/11	$372,686
Additional Reimbursements	63,371
Repayments	—
Expired Reimbursements	(13,265)

Reimbursement Available - 06/30/12	$422,792

The Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets for this service.

The aggregate annual retainer paid to each Independent Trustee of the Board is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. The Trustees’ fees and expenses are allocated among all of the funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such funds. The “Trustees fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class Shares of the Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset based sales charges. Pursuant to the Plan, the Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Investor Class.

The Plan further provides for periodic payments by the Trust or MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by the Investor Class shares of a Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by the clients of such broker, dealer or financial intermediary.

The Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2012, the Fund did not lend to, nor borrow from any other Managers Funds.

3. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2012, were $15,431,455 and $18,183,058, respectively. There were no purchases or sales of U.S. Government obligations for the six months ended June 30, 2012.

4. Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has had no prior claims or losses and expects the risk of material loss to be remote.

5. New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11,

“Disclosures about Offsetting Assets and Liabilities.” ASU 2011- 11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements.

New disclosures are required for annual reporting periods beginning

17

Notes to Financial Statements (continued)

on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the Fund’s financial statements and disclosures.

6.Subsequent Events

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements, which require additional disclosure in or adjustment of the Fund’s financial statements.

18

Annual Renewal of Investment Advisory and Subadvisory Agreement (unaudited)

On June 21-22, 2012, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for the Renaissance Large Cap Growth Fund (the “Fund”) and the Subadvisory Agreement for the Subadvisor of the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 21-22, 2012, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent, and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s

undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance (all share classes) for the 1-year period and for the period from the Fund’s inception on June 3, 2009 through March 31, 2012 was below the median performance for the Peer Group and below the performance of the Fund Benchmark, the Russell 1000® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including its most recent improved performance. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s relatively limited performance history.

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

19

Annual Renewal of Investment Advisory and Subadvisory Agreement (continued)

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor with respect to the Fund, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to a portion of the advisory fee that it receives from the Fund. The Trustees also noted management’s discussion of the current asset level of the Fund, including the effect on assets attributable to the economic and market conditions since 2008, and considered the impact on profitability of the current asset levels and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the current asset level of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. The Board also took into account management’s discussion of the current advisory fee structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Subadvisor regarding the cost of providing subadvisory services to the Fund and the resulting profitability to the Subadvisor from these relationships and noted that, because the Subadvisor is an affiliate of the Investment Manager, such profitability might be directly or indirectly shared by the Investment Manager.In considering the reasonableness of the subadvisory fee payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Subadvisor regarding the cost of providing subadvisory services to the Fund and the resulting profitability to the Subadvisor from these relationships and noted that, because the Subadvisor is an affiliate of the Investment Manager, such profitability might be directly or indirectly shared by the Investment Manager

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2012 were lower and higher, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2013, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.66%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreement and is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 21-22, 2012, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

20

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Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Subadvisor

Renaissance Group LLC

625 Eden Park Drive

Suite 1200

Cincinnati, OH 45202

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

For ManagersChoice™ Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

Trustees

Jack W. Aber

Bruce B. Bingham

Christine E. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE FOCUSED GROWTH

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

CHICAGO EQUITY PARTNERS MID-CAP

Chicago Equity Partners, LLC

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

YACKTMAN FUND

YACKTMAN FOCUSED FUND

Yacktman Asset Management L.P.

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL INCOME OPPORTUNITY

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

SEMI-ANNUAL REPORT Managers AMG Funds TimesSquare Small Cap Growth Fund TimesSquare Mid Cap Growth Fund

Managers AMG Funds

Semi-Annual Report - June 30, 2012 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	4

FUND PERFORMANCE	5

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

TimesSquare Small Cap Growth Fund	6

TimesSquare Mid Cap Growth Fund	9

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	12

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	14
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	15
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	16
Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	17
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL HIGHLIGHTS	19

NOTES TO FINANCIAL STATEMENTS	20
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	25

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2012	Expense Ratio for the Period	Beginning Account Value 01/01/2012	Ending Account Value 06/30/2012	Expenses Paid During the Period*
TimesSquare Small Cap Growth Fund
Institutional Class Shares
Based on Actual Fund Return	1.05%	$1,000	$1,098	$5.48
Hypothetical (5% return before expenses)	1.05%	$1,000	$1,020	$5.27

Premier Class Shares
Based on Actual Fund Return	1.16%	$1,000	$1,096	$6.05
Hypothetical (5% return before expenses)	1.16%	$1,000	$1,019	$5.82

TimesSquare Mid Cap Growth Fund
Institutional Class Shares
Based on Actual Fund Return	1.07%	$1,000	$1,069	$5.50
Hypothetical (5% return before expenses)	1.07%	$1,000	$1,020	$5.37

Premier Class Shares
Based on Actual Fund Return	1.27%	$1,000	$1,068	$6.53
Hypothetical (5% return before expenses)	1.27%	$1,000	$1,019	$6.37

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

4

Fund Performance

Periods ended June 30, 2012 (unaudited)

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods.

Average Annual Total Retuns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
TimesSquare Small Cap Growth Fund[2,3]
Institutional Class	4.47%	(2.38)%	4.80%	9.69%	6.93%	01/21/00
Premier Class	4.37%	(2.47)%	4.70%	9.57%	6.80%	01/21/00
Russell 2000® Growth Index[4]	8.81%	(2.71)%	1.99%	7.39%	0.75%	01/21/00	†

TimesSquare Mid Cap Growth Fund[5]
Institutional Class	9.15%	0.16%	2.81%	—	7.05%	03/04/05
Premier Class	9.01%	(0.01)%	2.61%	—	6.86%	03/04/05
Russell Midcap® Growth Index[6]	8.10%	(2.99)%	1.90%	—	5.65%	03/04/05	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Funds are distributed by Managers Distributors, Inc., a member of FINRA.

†	The date reflects the inception date of the Fund, not the index.
*	Not annualized.
1	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2012. All returns are in U.S. dollars ($).
2	The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
3	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.
4

The Russell 2000® Growth Index is a market capitalization-weighted index that measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth rates. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

5	Mid-capitalization securities are subject to market, liquidity and information risk. Mid-size company securities may underperform, as compared to securities of larger companies, and may also pose greater risk due to narrower product lines, fewer financial resources, less depth in management or a smaller trading market for their stocks. Also, growth stocks may be more volatile than other types of stocks.
6

The Russell Midcap® Growth Index is a market capitalization-weighted index that measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth rates. Unlike the Fund, the Russell Midcap® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 2000® Growth Index and the Russell Midcap® Growth Index are registered trademarks of Russell Investments. Russell® is a registered trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

5

TimeSquare Small Cap Growth Fund

Fund Snapshots

June 30, 2012

Portfolio Breakdown (unaudited)

Industry	TimesSquare Small Cap Growth Fund**	Russell 2000® Growth Index
Information Technology	32.8%	22.1%
Industrials	23.8%	16.9%
Health Care	14.1%	22.1%
Consumer Discretionary	8.1%	16.2%
Energy	6.7%	5.5%
Financials	6.1%	6.8%
Consumer Staples	3.3%	4.8%
Telecommunication Services	1.1%	1.1%
Materials	0.0%	4.2%
Utilities	0.0%	0.3%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
Ultimate Software Group, Inc.*	2.4%
Wright Express Corp.*	1.9
Clean Harbors, Inc.	1.9
Genesee & Wyoming, Inc., Class A*	1.9
Montpelier Re Holdings, Ltd.*	1.9
Solera Holdings, Inc.*	1.7
CoStar Group, Inc.*	1.7
United Natural Foods, Inc.*	1.7
Jack Henry & Associates, Inc.	1.6
DealerTrack Holdings, Inc.*	1.5

Top Ten as a Group	18.2%

*	Top Ten Holding at December 31, 2011

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2012 (unaudited)

	Shares	Value
Common Stocks - 96.0%
Consumer Discretionary - 8.1%
American Public Education, Inc.*	161,223	$5,159,136
Arbitron, Inc.	312,906	10,951,710
Jos A Bank Clothiers, Inc.*	167,967	7,131,879
Monro Muffler Brake, Inc.	295,012	9,806,199
National American University Holdings, Inc.	306,885	1,319,605
SodaStream International, Ltd.*	110,083	4,510,100
Tumi Holdings, Inc.*,1	245,077	4,288,848
Vera Bradley, Inc.*	316,958	6,681,475
Vitamin Shoppe, Inc.*	135,016	7,416,429
WABCO Holdings, Inc.*	177,744	9,407,990
Total Consumer Discretionary		66,673,371
Consumer Staples - 3.3%
Annie’s, Inc.*	110,047	4,606,567
Chefs’ Warehouse, Inc., The*	254,468	4,593,147
Inter Parfums, Inc.	231,058	3,990,372
United Natural Foods, Inc.*	250,007	13,715,384
Total Consumer Staples		26,905,470
Energy - 6.7%
American Standard Energy Corp.*,2	952,213	1,504,497
Dril-Quip, Inc.*	125,813	8,252,075
Gulfport Energy Corp.*	277,587	5,726,620
Hornbeck Offshore Services, Inc.*	156,900	6,084,582
Key Energy Services, Inc.*	770,599	5,856,552
Matador Resources Co.*	431,250	4,538,992
Oasis Petroleum, Inc.*,1	256,464	6,201,300
Sanchez Energy Corp.*	160,023	3,328,478
Swift Energy Co.*	370,247	6,890,297
World Fuel Services Corp.	164,377	6,251,257
Total Energy		54,634,650
Financials - 6.1%
American Equity Investment Life Holding Co.	720,879	7,936,878
Duff & Phelps Corp., Class A	400,214	5,803,103
Evercore Partners, Inc., Class A	200,077	4,679,801
MarketAxess Holdings, Inc.	195,744	5,214,620
Montpelier Re Holdings, Ltd.	720,445	15,338,274
Safety Insurance Group, Inc.	154,628	6,284,082
StanCorp Financial Group, Inc.	137,392	5,105,487
Total Financials		50,362,245
Health Care - 14.1%
Air Methods Corp.*	76,036	7,470,537
Align Technology, Inc.*	213,216	7,134,207
Amarin Corp. PLC, ADR*,1	320,000	4,627,200

	Shares	Value
AVANIR Pharmaceuticals, Inc., Class A*	655,006	$2,567,624
BioMarin Pharmaceutical, Inc.*	150,522	5,957,661
Bio-Rad Laboratories, Inc., Class A*	55,044	5,504,950
Brookdale Senior Living, Inc.*	402,342	7,137,547
Celldex Therapeutics, Inc.*	500,000	2,595,000
Haemonetics Corp.*	130,582	9,677,432
HeartWare International, Inc.*,1	20,900	1,855,920
Incyte Corp, Ltd.*,1	255,010	5,788,727
IPC The Hospitalist Co., Inc.*	245,063	11,106,255
Magellan Health Services, Inc.*	138,580	6,281,831
PAREXEL International Corp.*	290,086	8,189,128
Sirona Dental Systems, Inc.*	205,073	9,230,336
Team Health Holdings, Inc.*	243,900	5,875,551
United Therapeutics Corp.*	174,275	8,605,700
Volcano Corp.*	230,055	6,591,076
Total Health Care		116,196,682
Industrials - 23.8%
Advisory Board Co., The*	230,006	11,405,998
Albany International Corp., Class A	539,571	10,095,373
Allegiant Travel Co.*	137,656	9,591,870
Clean Harbors, Inc.*	280,547	15,828,462
Columbus McKinnon Corp.*	306,210	4,620,709
Corporate Executive Board Co., The	285,559	11,673,652
DigitalGlobe, Inc.*	340,000	5,154,400
EMCOR Group, Inc.	225,324	6,268,514
Generac Holdings, Inc.	280,271	6,743,320
Genesee & Wyoming, Inc., Class A*	295,109	15,593,560
Healthcare Services Group, Inc.	414,441	8,031,867
Kennametal, Inc.	186,751	6,190,796
McGrath RentCorp	320,292	8,487,738
Old Dominion Freight Line, Inc.*	184,275	7,977,265
On Assignment, Inc.*	740,002	11,810,432
Orbital Sciences Corp.*	465,587	6,015,384
Portfolio Recovery Associates, Inc.*	101,549	9,267,362
RBC Bearings, Inc.*	155,091	7,335,804
Resources Connection, Inc.	277,991	3,419,289
Standard Parking Corp.*	285,006	6,133,329
UTi Worldwide, Inc.	557,598	8,146,507
Watts Water Technologies, Inc., Class A	207,369	6,913,682
WESCO International, Inc.*	155,631	8,956,564
Total Industrials		195,661,877
Information Technology - 32.8%
Active Network, Inc., The*	285,413	4,392,506
Angie’s List, Inc.*	305,640	4,841,338

The accompanying notes are an integral part of these financial statements.

7

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 32.8% (continued)
Bottomline Technologies, Inc.*	578,618	$10,444,055
BroadSoft, Inc.*	166,481	4,821,290
Cardtronics, Inc.*	388,009	11,721,752
CommVault Systems, Inc.*	125,081	6,200,265
CoStar Group, Inc.*	170,052	13,808,222
Cymer, Inc.*	141,591	8,346,789
DealerTrack Holdings, Inc.*	408,186	12,290,480
Demandware, Inc.*,1	19,393	459,420
Ebix, Inc.	347,379	6,930,211
Euronet Worldwide, Inc.*	95,569	1,636,141
ExlService Holdings, Inc.*	417,821	10,295,109
Global Payments, Inc.	245,255	10,602,374
Heartland Payment Systems, Inc.	212,169	6,382,043
Higher One Holdings, Inc.*	323,325	3,951,031
Hittite Microwave Corp.*	147,341	7,532,072
Informatica Corp.*	190,014	8,048,993
j2 Global, Inc.[1]	347,673	9,185,521
Jack Henry & Associates, Inc.	383,499	13,238,385
MAXIMUS, Inc.	185,031	9,575,354
Monotype Imaging Holdings, Inc.*	354,294	5,941,510
NIC, Inc.	596,784	7,579,157
Power Integrations, Inc.	208,066	7,760,862
QLIK Technologies, Inc.*	173,200	3,831,184
RealPage, Inc.*,1	266,871	6,180,732
Saba Software, Inc.*	392,116	3,638,836
ServiceNow, Inc.*	79,300	1,950,780
Solera Holdings, Inc.	336,601	14,066,556
Splunk, Inc.*,1	60,818	1,708,986
SS&C Technologies Holdings, Inc.*	405,584	10,139,600
Ultimate Software Group, Inc.*	220,163	19,620,927

	Shares	Value
Volterra Semiconductor Corp.*	255,988	$6,002,919
Wright Express Corp.*	260,012	16,047,941
Total Information Technology		269,173,341
Telecommunication Services - 1.1%
General Communication, Inc., Class A*	296,957	2,467,713
Lumos Networks Corp.	277,160	2,619,162
NTELOS Holdings Corp.	208,870	3,937,199
Total Telecommunication Services		9,024,074
Total Common Stocks (cost $678,672,066)		788,631,710
Exchange Traded Notes - 1.0%
iShares Russell 2000 Growth Index Fund, ETP[1] (cost $7,804,378)	90,000	8,232,300
Warrants - 0.0%#
American Standard Energy -
Series A Warrant*,2	150,000	51,000
Series B Warrant*,2	150,000	31,500
Series C Warrant*,2	150,000	84,000
Total Warrants (cost $795,225)		166,500
Other Investment Companies - 6.7%[3]
BNY Mellon Overnight Government Fund, 0.18%[4]	30,187,137	30,187,137
Dreyfus Cash Management Fund, Institutional Class Shares, 0.08%	24,469,014	24,469,014
Total Other Investment Companies (cost $54,656,151)		54,656,151
Total Investments - 103.7% (cost $741,927,820)		851,686,661
Other Assets, less Liabilities - (3.7)%		(30,250,838)
Net Assets - 100.0%		$821,435,823

The accompanying notes are an integral part of these financial statements.

8

TimeSquare Mid Cap Growth Fund

Fund Snapshots

June 30, 2012

Portfolio Breakdown (unaudited)

Industry	TimesSquare Mid Cap Growth Fund**	Russell Midcap® Growth Index
Information Technology	24.3%	17.5%
Consumer Discretionary	18.4%	24.5%
Industrials	15.4%	15.1%
Financials	11.7%	7.2%
Health Care	10.1%	13.8%
Energy	6.8%	5.0%
Consumer Staples	3.8%	8.4%
Telecommunication Services	3.5%	1.7%
Materials	3.2%	6.1%
Utilities	0.0%	0.7%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
DaVita, Inc.*	4.9%
SBA Communications Corp., Class A*	3.5
Virgin Media, Inc.*	3.4
Alliance Data Systems Corp.*	2.9
Discovery Communications, Inc., Class C*	2.7
RenaissanceRe Holdings, Ltd.*	2.7
Amdocs, Ltd.*	2.2
NeuStar, Inc., Class A*	2.1
Gartner, Inc.	2.0
Nielsen Holdings N.V.	1.8

Top Ten as a Group	28.2%

*	Top Ten Holding at December 31, 2011

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

9

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2012 (unaudited)

	Shares	Value
Common Stocks - 97.2%
Consumer Discretionary - 18.4%
BorgWarner, Inc.*	346,500	$22,726,935
Coach, Inc.	396,200	23,169,776
Discovery Communications, Inc., Class C*	862,300	43,192,607
Hanesbrands, Inc.*	634,600	17,597,458
National CineMedia, Inc.	798,900	12,119,313
O’Reilly Automotive, Inc.*	225,100	18,856,627
Pool Corp.	635,000	25,692,100
Sally Beauty Holdings, Inc.*	623,400	16,046,316
Tiffany & Co.	238,200	12,612,690
Tractor Supply Co.	181,000	15,033,860
Virgin Media, Inc.	2,224,900	54,265,311
WABCO Holdings, Inc.*	382,100	20,224,553
Wyndham Worldwide Corp.	183,500	9,677,790
Total Consumer Discretionary		291,215,336
Consumer Staples - 3.8%
Church & Dwight Co., Inc.	276,900	15,359,643
Herbalife, Ltd.	245,800	11,879,514
Hershey Co., The	295,700	21,299,271
Whole Foods Market, Inc.	119,000	11,343,080
Total Consumer Staples		59,881,508
Energy - 6.8%
Cameron International Corp.*	476,000	20,329,960
Concho Resources, Inc.*	229,600	19,543,552
Denbury Resources, Inc.*	1,064,400	16,083,084
Oil States International, Inc.*	306,000	20,257,200
Southwestern Energy Co.*	431,800	13,787,374
Whiting Petroleum Corp.*	437,600	17,994,112
Total Energy		107,995,282
Financials - 11.7%
Aflac, Inc.	391,000	16,652,690
American Tower Corp.	306,000	21,392,460
Assured Guaranty, Ltd.	967,500	13,641,750
Axis Capital Holdings, Ltd.	809,900	26,362,245
Carlyle Group LP, The*,1	660,200	14,795,082
Jones Lang LaSalle, Inc.	250,100	17,599,537
Lazard, Ltd., Class A	199,760	5,191,763
NASDAQ OMX Group, Inc., The	1,206,600	27,353,622
RenaissanceRe Holdings, Ltd.	563,700	42,846,837
Total Financials		185,835,986
Health Care - 10.1%
Boston Scientific Corp.*,1	2,180,600	12,364,002
DaVita, Inc.*	797,600	78,332,296

	Shares	Value
Health Management Associates, Inc., Class A*	2,243,700	$17,613,045
Salix Pharmaceuticals, Ltd.*	252,450	13,743,378
Shire PLC, ADR	231,600	20,007,924
SXC Health Solutions Corp.*,1	184,100	18,264,561
Total Health Care		160,325,206
Industrials - 15.4%
AMETEK, Inc.	425,200	21,221,732
CH Robinson Worldwide, Inc.	173,900	10,178,367
Cooper Industries PLC	148,800	10,145,184
Gardner Denver, Inc.	310,700	16,439,137
IHS, Inc., Class A*	250,900	27,029,457
Kansas City Southern	415,700	28,916,092
Manpower, Inc.	276,100	10,119,065
Nielsen Holdings N.V.*	1,105,300	28,980,966
Nordson Corp.	272,500	13,976,525
Pall Corp.	240,700	13,192,767
Rockwell Collins, Inc.	198,400	9,791,040
SPX Corp.	191,600	12,515,312
Stericycle, Inc.*	99,600	9,130,332
TransDigm Group, Inc.*	124,800	16,760,640
URS Corp.	468,100	16,327,328
Total Industrials		244,723,944
Information Technology - 24.3%
Alliance Data Systems Corp.*	338,000	45,630,000
Altera Corp.	421,300	14,256,792
Amdocs, Ltd.	1,167,300	34,692,156
Analog Devices, Inc.	496,100	18,688,087
ANSYS, Inc.*	184,600	11,650,106
ASML Holding N.V.	387,700	19,935,534
Broadcom Corp., Class A*	506,800	17,129,840
Gartner, Inc.*	725,600	31,237,080
Global Payments, Inc.	414,300	17,910,189
Informatica Corp.*	307,800	13,038,408
MICROS Systems, Inc.*	324,000	16,588,800
NetApp, Inc.*	421,000	13,396,220
NeuStar, Inc., Class A*	975,000	32,565,000
Red Hat, Inc.*	249,900	14,114,352
Solera Holdings, Inc.	360,300	15,056,937
Teradata Corp.*	227,200	16,360,672
Trimble Navigation, Ltd.*	276,502	12,721,857
Vantiv, Inc., Class A*	426,700	9,937,843
VeriFone Systems, Inc.*	316,800	10,482,912

The accompanying notes are an integral part of these financial statements.

10

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 24.3% (continued)
VeriSign, Inc.*	464,000	$20,216,480
Total Information Technology		385,609,265
Materials - 3.2%
Airgas, Inc.	282,700	23,749,627
Ecolab, Inc.	402,800	27,603,884
Total Materials		51,353,511
Telecommunication Services - 3.5%
SBA Communications Corp., Class A*	969,200	55,292,860
Total Common Stocks (cost $1,208,236,697)		1,542,232,898

	Shares	Value
Other Investment Companies - 4.2%[3]
BNY Mellon Overnight Government Fund, 0.18%[4]	24,708,040	$24,708,040
Dreyfus Cash Management Fund, Institutional Class Shares, 0.08%	32,236,855	32,236,855
JPMorgan Liquid Assets Money Market Fund, 0.19%	10,017,479	10,017,479
Total Other Investment Companies (cost $66,962,374)		66,962,374
Total Investments - 101.4% (cost $1,275,199,071)		1,609,195,272
Other Assets, less Liabilities - (1.4)%		(22,352,966)
Net Assets - 100.0%		$1,586,842,306

The accompanying notes are an integral part of these financial statements.

11

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2012, the approximate cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
TimesSquare Small Cap Growth Fund	$749,465,078	$134,463,839	$(32,242,256)	$102,221,583
TimesSquare Mid Cap Growth Fund	1,305,884,056	341,807,192	(38,495,976)	303,311,216

*	Non-income-producing security.
1	Some or all of these shares were out on loan to various brokers as of June 30, 2012, amounting to:

Fund	Market Value	% of Net Assets
TimesSquare Small Cap Growth Fund	$30,444,106	3.7%
TimesSquare Mid Cap Growth Fund	24,562,892	1.5

2	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All securities are valued by an independent pricing agent and are fair valued at Level 2. Illiquid securities at June 30, 2012, amounted to the following:

Fund	Market Value	% of Net Assets
TimeSquare Small Cap Growth Fund	$1,670,997	0.2%

3	Yield shown for each investment company represents the June 30, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
4	Collateral received from brokers for securities lending was invested in this short-term investment.

As of June 30, 2012, the securities in TimesSquare Mid Cap Growth Fund were all valued using Level 1 inputs. For a detailed break-out of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments. (See Note 1(a) in the Notes to Financial Statements.)

The following table summarizes the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of June 30, 2012. (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
TimesSquare Small Cap Growth Fund
Investments in Securities
Common Stocks
Information Technology	$269,173,341	—	—	$269,173,341
Industrials	195,661,877	—	—	195,661,877
Health Care	116,196,682	—	—	116,196,682
Consumer Discretionary	66,673,371	—	—	66,673,371
Energy	48,591,161	$6,043,489	—	54,634,650
Financials	50,362,245	—	—	50,362,245
Consumer Staples	26,905,470	—	—	26,905,470
Telecommunication Services	9,024,074	—	—	9,024,074
Exchange Traded Notes	8,232,300	—	—	8,232,300
Warrants	—	166,500	—	166,500
Other Investment Companies	54,656,151	—	—	54,656,151

Total Investments	$845,476,672	$6,209,989	—	$851,686,661

As of June 30, 2012, the Funds had no transfers between Level 1 and Level 2 from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

12

Notes to Schedules of Portfolio Investments (continued)

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2012:

TimesSquare Small Cap Growth Fund
Balance as of December 31, 2011	$3,881,250
Accrued discounts (premiums)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	(3,881,250)
Balance as of June 30, 2012	—

Investment Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

	TimesSquare Small Cap Growth Fund	TimesSquare Mid Cap Growth Fund
Assets:
Investments at value* (including securities on loan valued at $30,444,106 and $24,562,892, respectively)	$851,686,661	$1,609,195,272
Receivable for Fund shares sold	13,720,396	2,110,055
Receivable for investments sold	5,572,012	7,608,671
Dividends, interest and other receivables	401,170	1,126,041
Receivable from affiliate	11,565	493
Prepaid expenses	50,368	82,063
Total assets	871,442,172	1,620,122,595
Liabilities:
Payable upon return of securities loaned	30,187,137	24,708,040
Payable for investments purchased	18,485,199	4,725,740
Payable for Fund shares repurchased	511,177	2,157,143
Accrued expenses:
Investment management and advisory fees	634,168	1,265,653
Shareholder servicing fees	49,153	106,836
Trustees fees and expenses	7,136	13,747
Other	132,379	303,130
Total liabilities	50,006,349	33,280,289
Net Assets	$821,435,823	$1,586,842,306
Net Assets Represent:
Paid-in capital	$674,046,073	$1,231,471,195
Net investment loss	(2,113,084)	(3,044,841)
Accumulated net realized gain from investments	39,743,993	24,419,751
Net unrealized appreciation of investments	109,758,841	333,996,201
Net Assets	$821,435,823	$1,586,842,306
Institutional Class Shares:
Net Assets	$651,680,605	$917,166,912
Shares outstanding	48,913,628	62,987,339
Net asset value, offering and redemption price per share	$13.32	$14.56
Premier Class Shares:
Net Assets	$169,755,218	$669,675,394
Shares outstanding	12,915,889	46,508,127
Net asset value, offering and redemption price per share	$13.14	$14.40
* Investments at cost	$741,927,820	$1,275,199,071

The accompanying notes are an integral part of these financial statements.

14

Statement of Operations

For the six months ended June 30, 2012 (unaudited)

	TimesSquare Small Cap Growth Fund	TimesSquare Mid Cap Growth Fund
Investment Income:
Dividend income	$1,904,299	$5,978,583
Interest income	1,079	—
Foreign withholding tax	—	(44,252)
Securities lending income	86,857	274,926
Total investment income	1,992,235	6,209,257
Expenses:
Investment management and advisory fees	3,879,001	8,059,239
Transfer agent	136,936	779,715
Professional fees	69,420	119,869
Custodian	53,822	104,676
Trustees fees and expenses	30,194	61,278
Reports to shareholders	21,228	114,845
Registration fees	18,580	34,889
Miscellaneous	16,848	32,716
Total expenses before offsets	4,226,029	9,307,227
Expense reimbursements	(53,152)	—
Expense reductions	(67,558)	(50,141)
Expense waivers	—	(2,988)
Net expenses	4,105,319	9,254,098
Net investment loss	(2,113,084)	(3,044,841)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	45,472,485	47,304,654
Net change in unrealized appreciation (depreciation) of investments	(16,464,485)	92,311,286
Net realized and unrealized gain	29,008,000	139,615,940
Net increase in net assets resulting from operations	$26,894,916	$136,571,099

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets

For the six months ended June 30, 2012 (unaudited) and the year ended December 31, 2011

	TimesSquare Small Cap Growth Fund		TimesSquare Mid Cap Growth Fund
	2012	2011	2012	2011
Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(2,113,084)	$(3,349,046)	$(3,044,841)	$(5,792,379)
Net realized gain on investments	45,472,485	59,997,420	47,304,654	90,946,797
Net change in unrealized appreciation (depreciation) of investments	(16,464,485)	(40,855,656)	92,311,286	(111,633,793)
Net increase (decrease) in net assets resulting from operations	26,894,916	15,792,718	136,571,099	(26,479,375)
Distributions to Shareholders:
From net realized gain on investments:
Institutional Class Shares	—	(23,123,006)	—	(27,259,369)
Premium Class Shares	—	(8,339,281)	—	(20,921,260)
Total distributions to shareholders	—	(31,462,287)	—	(48,180,629)
From Capital Share Transactions:
Institutional Class:
Proceeds from sale of shares	189,256,950	161,146,750	91,025,449	223,881,101
Reinvestment of dividends and distributions	—	22,214,060	—	26,102,639
Cost of shares repurchased	(74,873,352)	(90,936,575)	(106,156,835)	(273,370,212)
Net increase (decrease) from capital share transactions - Institutional Class	114,383,598	92,424,235	(15,131,386)	(23,386,472)
Premier Class:
Proceeds from sale of shares	32,846,430	49,196,419	37,723,598	275,469,857
Reinvestment of dividends and distributions	—	8,228,333	—	14,892,210
Cost of shares repurchased	(57,449,076)	(48,118,107)	(75,443,729)	(212,873,505)
Net increase (decrease) from capital share transactions - Premier Class	(24,602,646)	9,306,645	(37,720,131)	77,488,562
Total increase (decrease) from capital share transactions	89,780,952	101,730,880	(52,851,517)	54,102,090
Total increase (decrease) in net assets	116,675,868	86,061,311	83,719,582	(20,557,914)
Net Assets:
Beginning of period	704,759,955	618,698,644	1,503,122,724	1,523,680,638
End of period	$821,435,823	$704,759,955	$1,586,842,306	$1,503,122,724
End of period net investment loss	$(2,113,084)	—	$(3,044,841)	—

Share Transactions:
Institutional Class:
Sale of shares	13,735,404	12,158,002	6,187,012	15,792,965
Reinvested shares from dividends and distributions	—	1,718,025	—	1,940,717
Shares repurchased	(5,594,929)	(6,796,571)	(7,256,448)	(19,478,226)
Net increase (decrease) - Institutional Class	8,140,475	7,079,456	(1,069,436)	(1,744,544)
Premier Class:
Sale of shares	2,489,769	3,700,947	2,599,169	20,122,930
Reinvested shares from dividends and distributions	—	644,853	—	1,118,034
Shares repurchased	(4,243,130)	(3,688,710)	(5,169,020)	(15,255,116)
Net increase (decrease) - Premier Class	(1,753,361)	657,090	(2,569,851)	5,985,848

The accompanying notes are an integral part of these financial statements.

16

TimesSquare Small Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 31, 2012 (unaudited)	For the year ended December 31,
Institutional Class		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.76	$13.01	$10.22	$7.53	$11.64	$12.42
Income from Investment Operations:
Net investment loss[1]	(0.03)	(0.06)	(0.05)	(0.02)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments[1]	0.59	0.41	2.84	2.71	(3.73)	1.32
Total from investment operations	0.56	0.35	2.79	2.69	(3.77)	1.29
Less Distributions to Shareholders from:
Net realized gain on investments	—	(0.60)	—	—	(0.34)	(2.07)
Net Asset Value, End of Period	$13.32	$12.76	$13.01	$10.22	$7.53	$11.64
Total Return[2]	4.39%[4,6]	2.64%[4]	27.30%	35.72%	(32.28)%	10.00%
Ratio of net expenses to average net assets	1.03%[7]	1.03%	1.03%	1.03%	1.04%	1.04%
Ratio of net investment loss to average net assets[2]	(0.52)%[7]	(0.48)%	(0.51)%	(0.20)%	(0.36)%	(0.22)%
Portfolio turnover	31%[6]	44%	56%	65%	62%	82%
Net assets at end of period (000’s omitted)	$651,681	$520,075	$438,500	$412,270	$339,078	$500,809

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.06%[7]	1.06%	1.07%	1.09%	1.08%	1.07%
Ratio of net investment loss to average net assets	(0.55)%[7]	(0.51)%	(0.55)%	(0.26)%	(0.41)%	(0.25)%

	For the six month ended June 30, 2012 (unaudited)	For the year ended December 31,
Premier Class		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.59	$12.86	$10.11	$7.46	$11.53	$12.32
Income from Investment Operations:
Net investment loss[1]	(0.04)	(0.08)	(0.06)	(0.03)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments[1]	0.59	0.40	2.81	2.68	(3.70)	1.30
Total from investment operations	0.55	0.32	2.75	2.65	(3.74)	1.26
Less Distributions to Shareholders from:
Net realized gain on investments	—	(0.59)	—	—	(0.33)	(2.05)
Net Asset Value, End of Period	$13.14	$12.59	$12.86	$10.11	$7.46	$11.53
Total Return[2]	4.37%[6]	2.46%	27.20%	35.52%	(32.27)%	9.84%
Ratio of net expenses to average net assets	1.14%[7]	1.14%	1.14%	1.14%	1.11%	1.14%
Ratio of net investment loss to average net assets[2]	(0.63)%[7]	(0.59)%	(0.62)%	(0.31)%	(0.44)%	(0.33)%
Portfolio turnover	31%[6]	44%	56%	65%	62%	82%
Net assets at end of period (000’s omitted)	$169,755	$184,685	$180,199	$139,337	$106,556	$162,479

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.17%[7]	1.18%	1.18%	1.20%	1.16%	1.17%
Ratio of net investment loss to average net assets	(0.66)%[7]	(0.63)%	(0.66)%	(0.37)%	(0.48)%	(0.36)%

17

TimesSquare Mid Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31,
Institutional Class		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.34	$14.04	$11.88	$8.67	$13.26	$12.79
Income from Investment Operations:
Net investment income (loss)	(0.02)[1]	(0.04)[1]	(0.04)[1]	(0.02)[1]	0.00 [1,5]	0.05
Net realized and unrealized gain (loss) on investments	1.24 [1]	(0.22)[1]	2.20 [1]	3.23 [1]	(4.50)[1]	1.25
Total from investment operations	1.22	(0.26)	2.16	3.21	(4.50)	1.30
Less Distributions to Shareholders from:
Net investment income	—	—	—	—	(0.00)[5]	(0.04)
Net realized gain on investments	—	(0.44)	—	—	(0.09)	(0.79)
Total distributions to shareholders	—	(0.44)	—	—	(0.09)	(0.83)
Net Asset Value, End of Period	$14.56	$13.34	$14.04	$11.88	$8.67	$13.26
Total Return[2]	9.15%[6]	(1.89)%	18.18%	37.02%	(33.91)%	10.11%
Ratio of net expenses to average net assets	1.06%[7]	1.06%	1.06%	1.10%	1.08%	1.03%
Ratio of net investment income (loss) to average net assets[2]	(0.29)%[7]	(0.29)%	(0.30)%	(0.25)%	(0.04)%	0.35%
Portfolio turnover	21%[6]	60%	57%	55%	62%	67%
Net assets at end of period (000’s omitted)	$917,167	$854,828	$923,687	$678,956	$344,189	$389,075

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.07%[7]	1.07%	1.08%	1.11%	1.09%	1.08%
Ratio of net investment income (loss) to average net assets	(0.30)%[7]	(0.30)%	(0.32)%	(0.26)%	(0.06)%	0.30%

	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31,
Premier Class		2011	2010	2009	2008	2007
Net Asset Value, Beginning of period	$13.21	$13.92	$11.81	$8.64	$13.23	$12.76
Income from Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.07)[1]	(0.06)[1]	(0.04)[1]	(0.03)[1]	0.02
Net realized and unrealized gain (loss) on investments	1.23 [1]	(0.21)[1]	2.17 [1]	3.21 [1]	(4.47)[1]	1.26
Total from investment operations	1.19	(0.28)	2.11	3.17	(4.50)	1.28
Less Distributions to Shareholders from:
Net investment income	—	—	—	—	—	(0.02)
Net realized gain on investments	—	(0.43)	—	—	(0.09)	(0.79)
Total distributions to shareholders	—	(0.43)	—	—	(0.09)	(0.81)
Net Asset Value, End of period	$14.40	$13.21	$13.92	$11.81	$8.64	$13.23
Total Return[2]	9.01%[6]	(2.01)%	17.87%[4]	36.69%[4]	(33.96)%	9.95%[4]
Ratio of net expenses to average net assets	1.26%[7]	1.26%	1.26%	1.30%	1.29%	1.19%
Ratio of net investment income (loss) to average net assets[2]	(0.49)%[7]	(0.49)%	(0.50)%	(0.45)%	(0.26)%	0.17%
Portfolio turnover	21%[6]	60%	57%	55%	62%	67%
Net assets at end of period (000’s omitted)	$669,675	$648,295	$599,994	$570,544	$281,199	$212,778

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.27%[7]	1.27%	1.28%	1.31%	1.30%	1.24%
Ratio of net investment income (loss) to average net assets	(0.50)%[7]	(0.50)%	(0.52)%	(0.46)%	(0.27)%	0.12%

18

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

1	Per share numbers have been calculated using average shares.
2	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
3	Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)
4	The Total Return is based on the Financial Statement Net Asset Values as shown above.
5	Rounds to less than $0.01 per share or 0.01%.
6	Not Annualized.
7	Annualized.

19

Notes to Financial Statements

June 30, 2012 (unaudited)

1. Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are TimesSquare Small Cap Growth Fund (“Small Cap”) and TimesSquare Mid Cap Growth Fund (“Mid Cap”), each a “Fund” and collectively the “Funds.”

The Funds offer both Institutional Class and Premier Class shares. Institutional shares, which are designed primarily for institutional investors meet certain administrative and servicing criteria, have a higher minimum initial investment than Premier shares. Premier shares are offered to all other investors. Each class represents an interest in the same assets of the Funds and the classes are identical except for class specific expenses related to shareholder activity. Both classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Funds’ fair value procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the

20

Notes to Financial Statements (continued)

assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with observable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. Transfers between different levels in the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b. Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Additional expenses to the Premier Class shares include payments to third parties who maintain omnibus accounts; these payments to third parties represent shareholder recordkeeping services and are expected not to exceed 0.20% of each Fund’s Premier Class average daily net assets. The actual expense and the impact on the expense ratios for the six months ended June 30,

2012 was $99,827, or 0.11%, for Small Cap - Premier Class and $685,628, or 0.20%, for Mid Cap - Premier Class.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended June 30, 2012, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios, if any, were as follows: Small Cap - $67,459 or .017%, and Mid Cap - $49,932 or .006%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2012, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal funds rate on the day of the overdraft. For the six months ended June 30, 2012, the Funds did not incur overdraft fees.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2012, the transfer agent expense for Small Cap and Mid Cap was reduced by $99 and $209, respectively.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund may have made in the JPMorgan Liquid Assets Money Market Fund - Capital Shares. For the six months ended June 30, 2012, the management fee for Small Cap and Mid Cap was reduced by $0 and $2,988, respectively.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits but include non-reimbursable expenses, if any, such as interest and taxes.

d. Dividends and Distributions

Dividends resulting from net investment income and distribution of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. Distributions are recorded on the ex-dividend date and are declared separately for each class. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

21

Notes to Financial Statements (continued)

e. Federal Taxes

Each Fund intends to comply with the requirements under

Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which they invest, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2008-2011), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f. Capital Loss Carryovers and Deferrals

As of June 30, 2012, the Funds had no accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes should the Funds incur net capital losses for the year ended December 31, 2012, such amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

g. Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2012, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the Funds as follows: Small Cap - three collectively own 27%; Mid Cap - two collectively own 33%. Transactions by these shareholders may have a material impact on their respective Fund.

2. Agreements and Transactions with Affiliates

For each of the Funds, the Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors the subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Funds to the Investment Manager based on average net assets. For the six months ended June 30, 2012, the annual investment management fee rates, as a percentage of average daily net assets, were as follows: Small Cap - 1.00% and Mid Cap - 1.00%. Under the Investment Management Agreements with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a reimbursement agreement between the Investment Manager and TimesSquare, TimesSquare reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

The Investment Manager has contractually agreed, through at least May 1, 2013, to waive fees and pay or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) to the following percentages of Small Cap and Mid Cap Funds’ average daily net assets:

	Small Cap	MidCap
Institutional Class	1.05%	1.19%
Premier Class	1.25%	1.39%

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause that Fund’s total operating expenses in any such future year to exceed that Fund’s respective expense cap. For the six months ended June 30, 2012, each Fund’s components of reimbursement available are detailed in the following chart:

	Small Cap	Mid Cap
Reimbursement Available - 12/31/11	$385,608	—
Additional Reimbursements	53,152	—
Repayments	—	—
Expired Reimbursements	(96,778)	—
Reimbursement Available - 6/30/12	$341,982	—

The aggregate annual retainer paid to each Independent Trustee of the Board is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman

22

Notes to Financial Statements (continued)

of the Trust receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. The Trustees’ fees and expenses are allocated among all of the Managers’ Funds for which the Investment Manager serves as the advisor based on the relative net assets of such funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2012, Small Cap lent varying amounts up to $3,090,921 for 17 days earning interest of $1,079. The interest earned is included in the Statement of Operations as interest income. For the same period, the Funds did not borrow from any other Managers Funds.

During the six months ended June 30, 2012, the Funds executed the following transaction at the closing price of the security and with no commissions under Rule 17a-7 procedures approved by the Board of Trustees:

April 5, 2012 - TimesSquare Small Cap Growth Fund sold 95,000 shares of TransDigm Group Inc. at $116.30 to the TimesSquare Mid Cap Growth Fund.

3. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2012, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Small Cap	$329,467,292	$236,352,919
Mid Cap	328,181,783	419,574,545

The Funds had no purchases or sales of U.S. Government obligations during the six months ended June 30, 2012.

4. Portfolio Securities Loaned

The Funds participate in the securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

Effective August 2, 2010, the Trust, on behalf of each applicable Fund, entered into an agreement with BNYM and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the ICRF, pursuant to which (i) BNYMC would support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the “Lehman Securities”) and held by Series B of the ICRF, and (ii) once certain conditions were met, BNYMC would purchase the defaulted securities from the Fund. On October 17, 2011, after certifying that each Fund had met all necessary conditions, BNYMC purchased the Lehman Securities from each Fund at a predetermined price, which represented a premium over the fair market vlaue of the Lehman Securities at that date.

5. Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds have had no prior claims or losses and expect the risks of material loss to be remote.

6. New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both

23

Notes to Financial Statements (continued)

gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the Funds’ financial statements and disclosures.

7.Subsequent Events

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

24

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

On June 21-22, 2012, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the TimesSquare Mid Cap Growth Fund and the TimesSquare Small Cap Growth Fund (each a “Fund”) and the Subadvisory Agreement with the Subadvisor with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each a “Peer Group”), performance information for the relevant benchmark index for each Fund (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 21-22, 2012, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain an expense limitation for each Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

Performance.

With respect to the TimesSquare Mid Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance (all share classes) for the 1-year, 3-year and 5-year periods ended March 31, 2012 was above, below and above, respectively, the median performance for the Peer Group and above, below and above, respectively, the performance of the Fund Benchmark, the Russell Midcap® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that the Fund was in the top quartile relative to its peers over the past 12 months. The Trustees’ also took into account the fact that the Fund ranked in the top quartile of the Peer Group since the Fund’s inception on March 4, 2005. The Trustees concluded that the Fund’s performance has been satisfactory.

With respect to the TimesSquare Small Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance (all share classes) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2012 was above the median performance for the Peer Group and above, below, above and above, respectively, the performance of the Fund Benchmark, the Russell 2000® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, noting the Fund’s strong relative performance over both shorter-and longer-term periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

25

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor with respect to each Fund, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from each Fund. The Trustees also noted management’s discussion of the current asset level of each Fund, including the effect on assets attributable to the economic and market conditions since 2008, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the current asset level of the Funds and the undertaking by the Investment Manager to maintain expense limitations for the Funds. The Board also took into account management’s discussion of the current advisory fee structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Subadvisor regarding the cost to the Subadvisor of providing subadvisory services to each Fund and the resulting profitability from the relationships and noted that, because the Subadvisor is an affiliate of the Investment Manager, such profitability might be directly or indirectly shared by the Investment Manager.

The Trustees noted the current asset level of the Funds and the undertaking by the Investment Manager to maintain an expense limitation for each Fund. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with each Fund were not material factors in the Trustees’ deliberations at this time. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Funds by the Subadvisor to be a material factor in their considerations at this time.

With respect to the TimesSquare Mid Cap Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2012 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2013, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.19% for Institutional Class shares and 1.39% for Premier Class shares. The Trustees took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

With respect to the TimesSquare Small Cap Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2012 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2013, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.05% for Institutional Class shares and 1.25% for Premier Class shares. The Trustees took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above

26

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreements and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 21-22, 2012, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements (as applicable) for each Fund.

27

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Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Subadvisor

TimesSquare Capital Management, LLC

1177 Avenue of the Americas

39th Floor

New York, NY 10036

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

Trustees

Jack W. Aber

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE FOCUSED GROWTH

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

CHICAGO EQUITY PARTNERS MID-CAP

Chicago Equity Partners, LLC

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

YACKTMAN FUND

YACKTMAN FOCUSED FUND

Yacktman Asset Management L.P.

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL INCOME OPPORTUNITY

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

SEMI-ANNUAL REPORT Skyline Special Equities Portfolio

Skyline Special Equities Portfolio

Semi-Annual Report — June 30, 2012 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	4

FUND PERFORMANCE	5

FUND SNAPSHOT AND SCHEDULE OF PORTFOLIO INVESTMENTS	6

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	9

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	10
Balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Operations	11
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	12
Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	13
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	14
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENT	18

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2012	Expense Ratio for the Period	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Expenses Paid During the Period*
Skyline Special Equities Portfolio
Based on Actual Fund Return	1.32%	$1,000	$1,051	$6.73
Hypothetical (5% return before expenses)	1.32%	$1,000	$1,018	$6.62

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) then divided by 366.

4

Fund Performance

Periods ended June 30, 2012 (unaudited)

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative indices for the same time periods.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
Skyline Special Equities Portfolio[2,3]	5.05%	(1.07)%	(0.08)%	6.85%[4]

Russell 2000® Value Index[5]	8.23%	(1.44)%	(1.05)%	6.50%

Russell 2000® Index[6]	8.53%	(2.08)%	0.54%	7.00%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit our Web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member of FINRA.

*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2012. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[4]

Effective after the close of business on December 31, 2007, the Fund was reorganized into the Skyline Special Equities portfolio, a series of Managers AMG Funds. The returns shown include the performance of the predecessor Fund.

[5]

The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small stocks that have relatively low price to book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2000® Value Index is unmanaged, is not available for investment, and does not incur expenses.

[6]

The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index of the 3,000 largest U.S. companies as measured by market capitalization, and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 2000® Index and the Russell 2000® Value Index are registered trademarks of Russell Investments. Russell® is a registered trademark of Russell Investments.

Not FDIC Insured, nor bank guaranteed. May lose value.

5

Skyline Special Equities Portfolio

Fund Snapshots

June 30, 2012

Portfolio Breakdown (unaudited)

Industry	Skyline Special Equities Portfolio**	Russell 2000® Value Index	Russell 2000® Index
Industrials	26.1%	13.2%	15.0%
Financials	19.6%	35.8%	21.3%
Consumer Discretionary	18.2%	11.4%	13.8%
Information Technology	16.1%	13.0%	17.6%
Health Care	7.5%	4.8%	13.4%
Energy	3.6%	6.5%	6.0%
Materials	2.7%	5.1%	4.7%
Utilities	1.4%	7.0%	3.6%
Telecommunication Services	0.8%	0.6%	0.9%
Consumer Staples	0.0%	2.6%	3.7%
Other Assets and Liabilities	4.0%	0.0%	0.0%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
GP Strategies Corp.*	2.5%
Fairchild Semiconductor International, Inc.	2.0
Winnebago Industries, Inc.	2.0
McGrath RentCorp*	2.0
Monotype Imaging Holdings, Inc.*	1.9
Teleflex, Inc.*	1.9
Drew Industries, Inc.	1.9
MB Financial, Inc.	1.9
Huron Consulting Group, Inc.	1.9
Triumph Group, Inc.*	1.8
Top Ten as a Group	19.8%

*	Top Ten Holding at December 31, 2011

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

Skyline Special Equities Portfolio

Schedule of Portfolio Investments

June 30, 2012 (unaudited)

	Shares	Value
Common Stocks - 96.0%
Consumer Discretionary - 18.2%
AFC Enterprises, Inc.*	6,600	$152,724
Asbury Automotive Group, Inc.*	129,957	3,078,681
Ascena Retail Group, Inc.*	101,800	1,895,516
Big Lots, Inc.*	76,500	3,120,435
Drew Industries, Inc.*	129,900	3,617,715
Gildan Activewear, Inc.	124,000	3,412,480
Group 1 Automotive, Inc.	47,500	2,166,475
Jos. A. Bank Clothiers, Inc.*	66,809	2,836,710
La-Z-Boy, Inc.*	190,100	2,336,329
Modine Manufacturing Co.*	168,700	1,169,091
Signet Jewelers, Ltd.	66,900	2,944,269
Valassis Communications, Inc.*	89,200	1,940,100
Warnaco Group, Inc., The*	55,300	2,354,674
Winnebago Industries, Inc.*	373,300	3,803,927
Total Consumer Discretionary		34,829,126
Energy - 3.6%
Bristow Group, Inc.	69,800	2,838,766
Energy Partners, Ltd.*	152,200	2,572,180
TETRA Technologies, Inc.*	204,500	1,458,085
Total Energy		6,869,031
Financials - 19.6%
Aspen Insurance Holdings, Ltd.	63,073	1,822,810
BBCN Bancorp, Inc.*	202,700	2,207,403
Berkshire Hills Bancorp, Inc.	108,612	2,389,464
Brookline Bancorp, Inc.	289,000	2,557,650
Duff & Phelps Corp., Class A	159,800	2,317,100
First Financial Bancorp	156,100	2,494,478
Hanover Insurance Group, Inc., The	87,300	3,416,049
MB Financial, Inc.	167,800	3,614,412
Ocwen Financial Corp.*	164,800	3,094,944
Park Sterling Corp.*	426,700	2,009,757
Reinsurance Group of America, Inc.	64,047	3,407,941
Sterling Financial Corp.*,1	133,800	2,527,482
Symetra Financial Corp.	240,500	3,035,110
Validus Holdings, Ltd.	77,600	2,485,528
Total Financials		37,380,128
Health Care - 7.5%
Covance, Inc.*	47,500	2,272,875
Health Management Associates, Inc., Class A*	355,900	2,793,815
Sirona Dental Systems, Inc.*	62,100	2,795,121
Symmetry Medical, Inc.*	341,000	2,925,780

	Shares	Value
Teleflex, Inc.	59,550	$3,627,190
Total Health Care		14,414,781
Industrials - 26.1%
AO Smith Corp.	58,200	2,845,398
Avery Dennison Corp.	80,500	2,200,870
CBIZ, Inc.*	409,175	2,430,499
Columbus McKinnon Corp.*	140,450	2,119,390
CRA International, Inc.*	182,269	2,677,532
EnPro Industries, Inc.*	58,200	2,174,934
G&K Services, Inc., Class A	92,900	2,897,551
General Cable Corp.*	71,621	1,857,849
GP Strategies Corp.*	256,346	4,734,711
Huron Consulting Group, Inc.*	112,500	3,560,625
Manpower, Inc.	72,700	2,664,455
McGrath RentCorp	141,600	3,752,400
Meritor, Inc.*	151,983	793,351
Swift Transportation Co.*	247,300	2,336,985
Trimas Corp.*	151,400	3,043,140
Triumph Group, Inc.	62,100	3,494,367
United Rentals, Inc.*	62,100	2,113,884
Watts Water Technologies, Inc., Class A	66,700	2,223,778
Wesco Aircraft Holdings, Inc.*,1	155,100	1,974,423
Total Industrials		49,896,142
Information Technology - 16.1%
Anixter International, Inc.	36,800	1,952,240
Benchmark Electronics, Inc.*	189,589	2,644,767
Fairchild Semiconductor International, Inc.*	272,000	3,835,200
Integrated Silicon Solution, Inc.*	229,800	2,318,682
Monotype Imaging Holdings, Inc.*	218,200	3,659,214
NeuStar, Inc., Class A*	90,200	3,012,680
Plantronics, Inc.	65,900	2,201,060
Radisys Corp.*	319,000	2,003,320
RF Micro Devices, Inc.*	353,000	1,500,250
Rogers Corp.*	51,900	2,055,759
Rudolph Technologies, Inc.*	167,800	1,463,216
Sanmina-SCI Corp.*	170,700	1,398,033
Virtusa Corp.*	211,701	2,826,208
Total Information Technology		30,870,629
Materials - 2.7%
A. Schulman, Inc.	118,300	2,348,255
Quaker Chemical Corp.	59,400	2,744,874
Total Materials		5,093,129
Telecommunication Services - 0.8%
NTELOS Holdings Corp.	77,600	1,462,760

The accompanying notes are an integral part of these financial statements.

7

Skyline Special Equities Portfolio

Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 1.4%
NV Energy, Inc.	156,100	$2,744,238
Total Common Stocks (cost $164,333,058)		183,559,964

	Shares	Value
Other Investment Companies - 4.8%[2]
BNY Mellon Overnight Government Fund, 0.18%[3]	1,554,938	$1,554,938
Dreyfus Cash Management Fund, Institutional Class Shares, 0.08%	7,744,659	7,744,659
Total Other Investment Companies (cost $9,299,597)		9,299,597
Total Investments - 100.8% (cost $173,632,655)		192,859,561
Other Assets, less Liabilities - (0.8)%		(1,603,050)
Net Assets - 100.0%		$191,256,511

The accompanying notes are an integral part of these financial statements.

8

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjuction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $174,880,143 for Federal income tax purposes at June 30, 2012, the aggregate gross unrealized appreciation and depreciation were $30,474,794 and $12,505,376, respectively, resulting in net unrealized appreciation of investments of $17,979,418.

*	Non-income-producing securities.
[1]	Some or all of these shares were out on loan to various brokers as of June 30, 2012, amounting to a market value of $1,524,977, or 0.8% of net assets.
[2]

Yield shown for each investment company listed represents its June 30, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

As of June 30, 2012, the securities in the Fund were all valued using Level 1 inputs. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments previously presented in this report. (See Note 1(a) in the Notes to Financial Statements.)

As of June 30, 2012, the Fund had no transfers between Level 1 and Level 2 from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

Assets:
Investments at value* (including securities on loan valued at $1,524,977)	$192,859,561
Receivable for investments sold	538,980
Dividends, interest and other receivables	78,495
Receivable for Fund shares sold	66,540
Receivable from affiliate	27,515
Prepaid expenses	21,566
Other assets	73,206
Total assets	193,665,863
Liabilities:
Payable upon return of securities loaned	1,554,938
Payable for Fund shares repurchased	396,276
Payable for investments purchased	91,364
Accrued expenses:
Investment advisory and management fees	136,980
Administrative fees	38,050
Trustees deferred compensation	73,206
Other	118,538
Total liabilities	2,409,352

Net Assets	$191,256,511
Net Assets Represent:
Paid-in capital	$207,595,054
Undistributed net investment income	153,753
Accumulated net realized loss from investments	(35,719,202)
Net unrealized appreciation of investments	19,226,906
Net Assets	$191,256,511
Shares outstanding	8,284,686
Net asset value, offering and redemption price per share	$23.09

* Investments at cost	$173,632,655

The accompanying notes are an integral part of these financial statements.

10

Statement of Operations

For the six months ended June 30, 2012 (unaudited)

Investment Income:
Dividend income	$1,499,853
Securities lending income	9,051
Interest income	62
Foreign withholding tax	(1,200)
Total investment income	1,507,766
Expenses:
Investment advisory and management fees	911,674
Administrative fees	253,242
Transfer agent	283,184
Professional fees	26,048
Custodian	16,601
Registration fees	9,808
Reports to shareholders	7,441
Trustees fees and expenses	6,861
Miscellaneous	3,745
Total expenses before offsets	1,518,604
Expense reimbursements	(181,458)
Expense reductions	(26)
Net expenses	1,337,120

Net investment income	170,646
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	14,988,998
Net change in unrealized appreciation (depreciation) of investments	(5,589,670)
Net realized and unrealized gain	9,399,328

Net increase in net assets resulting from operations	$9,569,974

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets

For the six months ended June 30, 2012 (unaudited) and the year ended December 31, 2011

	2012	2011
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$170,646	$(730,725)
Net realized gain on investments	14,988,998	27,946,658
Net change in unrealized appreciation (depreciation) of investments	(5,589,670)	(32,114,825)
Net increase (decrease) in net assets resulting from operations	9,569,974	(4,898,892)
From Capital Share Transactions:
Proceeds from sale of shares	13,595,478	10,743,872
Cost of shares repurchased	(20,026,137)	(42,631,111)
Net decrease from capital share transactions	(6,430,659)	(31,887,239)

Total increase (decrease) in net assets	3,139,315	(36,786,131)
Net Assets:
Beginning of period	188,117,196	224,903,327
End of period	$191,256,511	$188,117,196
End of period undistributed net investment income (loss)	$153,753	$(16,893)

Share Transactions:
Sale of shares	572,020	482,520
Shares repurchased	(846,501)	(1,942,899)
Net decrease in shares	(274,481)	(1,460,379)

The accompanying notes are an integral part of these financial statements.

12

Skyline Special Equities Portfolio

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.98	$22.45	$17.80	$11.65	$19.54	$25.99
Income from Investment Operations:
Net investment income (loss)	0.02 [3]	(0.08)[3]	(0.09)[3]	(0.06)[3]	(0.03)[3]	(0.00)[4]
Net realized and unrealized gain (loss) on investments	1.09 [3]	(0.39)[3]	4.74 [3]	6.21 [3]	(7.82)[3]	(2.57)
Total from investment operations	1.11	(0.47)	4.65	6.15	(7.85)	(2.57)
Less Distributions to Shareholders from:
Net realized gain on investments	—	—	—	—	(0.04)	(3.88)
Net Asset Value, End of Period	$23.09	$21.98	$22.45	$17.80	$11.65	$19.54
Total Return[1]	5.05%[6]	(2.09)%[5]	26.12%[5]	52.79%	(40.15)%	(9.91)%
Ratio of net expenses to average net assets	1.32%[7]	1.32%	1.32%	1.32%	1.32%	1.37%
Ratio of net investment income (loss) to average net assets[1]	0.17%[7]	(0.35)%	(0.50)%	(0.47)%	(0.16)%	(0.02)%
Portfolio turnover	25%[6]	45%	48%	61%	47%	52%
Net assets at end of period (000’s omitted)	$191,257	$188,117	$224,903	$252,807	$186,189	$428,691

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.50%[7]	1.51%	1.52%	1.53%	1.54%	1.47%
Ratio of net investment loss to average net assets	(0.01)%[7]	(0.54)%	(0.70)%	(0.68)%	(0.38)%	(0.12)%

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Fund previously presented in this report.

1	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
2	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)
3	Per share numbers have been calculated using average shares.
4	Rounds to less than $0.01 or 0.01% per share.
5	The total return is based on the Financial Statement Net Asset Values as shown.
6	Not annualized.
7	Annualized.

13

Notes to Financial Statements

June 30, 2012 (unaudited)

1. Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the Skyline Special Equities Portfolio (the “Fund”). The Fund will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 30 days of the purchase of those shares.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing

Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

14

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. Transfers between different levels in the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b. Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” agreement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended June 30, 2012, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2012, the Fund did not incur any overdraft fees.

The Fund also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2012, the transfer agent expense was reduced by $26.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d. Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITS, and equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2008-2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”) post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f. Capital Loss Carryovers and Deferrals

As of June 30, 2012, the Fund had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. The amounts may be used

15

Notes to Financial Statements (continued)

to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires December 31,
	Short-Term	Long-Term
(Pre-Enactment)	$49,433,612	—	2017

g. Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2012, certain unaffiliated shareholders of record, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund as follows: two collectively own 44%. Transactions by these shareholders may have a material impact on the Fund.

2. Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects subadvisors for the Fund (subject to Board approval) and monitors the subadvisor’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2012, the annual investment management fee rate, as a percentage of average daily net assets, was 0.90%.

The Investment Manager has contractually agreed, through at least May 1, 2013, to waive fees and pay or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.32% of the Fund’s average daily net assets.

The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed the Fund’s expense cap. For the six months ended June 30, 2012, the Fund’s components of reimbursement are detailed in the following chart:

Reimbursement Available - 12/31/11	$1,263,473
Additional Reimbursements	181,458
Repayments	—
Expired Reimbursements	(191,167)

Reimbursement Available - 6/30/12	$1,253,764

The aggregate annual retainer paid to each Independent Trustee is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represent the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

Prior to December 31, 2007, the Predecessor Fund provided a deferred compensation plan for its Trustees who are not officers, limited partners or shareholders of limited partners of the Advisor. Under the deferred compensation plan, Trustees could elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, represented an unfunded obligation of the Fund, and to the extent permitted by the Investment Company Act of 1940, as amended, may be invested in the common shares of the Fund, as selected by the Trustees. These shares were held by the Advisor on behalf of the Fund, the value of which is reflected in “Other assets” on the Statement of Assets and Liabilities at June 30, 2012. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/ decrease in the deferred compensation obligation and do not affect the Fund’s net asset value. At June 30, 2012, the unrealized appreciation on these shares amounted to $12,598.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved

16

Notes to Financial Statements (continued)

by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2012, the Fund lent to other Managers Funds varying amounts up to $970,009 for 2 days earning interest of $31. The interest earned is included in the Statement of Operations as interest income. For the same period, the Fund did not borrow from any other Managers Funds.

3. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2012, were $48,789,050 and $58,165,036, respectively. There were no purchases or sales of U.S. Government obligations for the Fund.

4. Portfolio Securities Loaned

The Fund participates in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

Effective August 2, 2010, the Trust, on behalf of the Fund, entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in Series B of the ICRF, pursuant to which (i) BNYMC would support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the “Lehman Securities”) and held by Series B of the ICRF, and (ii) once certain conditions were met, BNYMC would purchase the defaulted securities from the Fund. On October 17, 2011, after certifying that the Fund had met all necessary conditions, BNYMC purchased the Lehman Securities from the Fund at a predetermined price, which represented a premium over the fair market value of the Lehman Securities at that date.

5. Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has had no prior claims or losses and expects the risk of loss to be remote.

6. New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11

“Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the Fund’s financial statements and disclosures.

7. Subsequent Events

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements, which require additional disclosure in or adjustment of the Fund’s financial statements.

17

Annual Renewal of Investment Advisory and Subadvisory Agreement (unaudited)

On June 21-22, 2012, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for the Skyline Special Equities Portfolio (the “Fund”) and the Subadvisory Agreement for the Subadvisor of the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 21-22, 2012, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent, and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain a contractual expense limitation for the Fund. The

Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2012 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000® Value Index. The Board took into account management’s discussion of the Fund’s performance and noted the Fund’s strong short-term and intermediate-term performance. The Trustees concluded that the Fund’s performance has been satisfactory.

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted

18

Annual Renewal of Investment Advisory and Subadvisory Agreement (continued)

that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain an expense limitation for the Fund.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current and potential asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting the total expenses of the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, including the effect on assets attributable to the economic and market conditions since 2008, and considered the impact on profitability of the current asset level and any future growth of assets of the Fund. The Board took into account management’s discussion of the current advisory fee structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for the Fund at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisor is not affiliated with the Investment Manager. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with the Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Fund, which bears the Subadvisor’s name. The Trustees noted the current asset levels of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadvisor to be a material factor in their deliberations at this time.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2012 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2013, to limit the Fund’s annual operating expenses (subject to certain excluded expenses) to 1.32%. The Trustees also took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) the Subadvisor’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; and (c) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 21-22, 2012, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

19

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Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Subadvisor

Skyline Asset Management, L.P.

120 South LaSalle Street, Suite 1320

Chicago, IL 60603

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

Trustees

Jack W. Aber

Bruce B. Bingham

Christine E. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE FOCUSED GROWTH

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

CHICAGO EQUITY PARTNERS MID-CAP

Chicago Equity Partners, LLC

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC.

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES

Urdang Securities Management, Inc

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

YACKTMAN FUND

YACKTMAN FOCUSED FUND

Yacktman Asset Management L.P.

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

                    ALTERNATIVE FUNDS                  FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

                         INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL INCOME OPPORTUNITY Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

SEMI - ANNUAL REPORT Managers AMG Funds June 30, 2012 GW&K Small Cap Equity Fund GW&K Municipal Enhanced Yield Fund GW&K Municipal Bond Fund

Managers AMG Funds

Semi-Annual Report — June 30, 2012 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS
GW&K Small Cap Equity Fund	4
GW&K Municipal Enhanced Yield Fund	7
GW&K Municipal Bond Fund	14

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	20

FINANCIAL STATEMENTS
Statement of Assets and Liabilities	22
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts
Statement of Operations	23
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period
Statements of Changes in Net Assets	24
Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	25
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	31
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS	37

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2012	Expense Ratio for the Period	Beginning Account Value 01/01/2012	Ending Account Value 06/30/2012	Expenses Paid During the Period*
GW&K Small Cap Equity Fund
Investor Class Shares
Based on Actual Fund Return	1.37%	$1,000	$1,064	$7.03
Hypothetical (5% return before expenses)	1.37%	$1,000	$1,018	$6.87

Service Class Shares
Based on Actual Fund Return	1.17%	$1,000	$1,065	$6.01
Hypothetical (5% return before expenses)	1.17%	$1,000	$1,019	$5.87

Institutional Class Shares
Based on Actual Fund Return	0.95%	$1,000	$1,066	$4.88
Hypothetical (5% return before expenses)	0.95%	$1,000	$1,020	$4.77

GW&K Municipal Enhanced Yield Fund
Investor Class Shares
Based on Actual Fund Return	0.97%	$1,000	$1,080	$5.02
Hypothetical (5% return before expenses)	0.97%	$1,000	$1,020	$4.87

Service Class Shares
Based on Actual Fund Return	0.86%	$1,000	$1,079	$4.45
Hypothetical (5% return before expenses)	0.86%	$1,000	$1,021	$4.32

Institutional Class Shares
Based on Actual Fund Return	0.64%	$1,000	$1,082	$3.31
Hypothetical (5% return before expenses)	0.64%	$1,000	$1,022	$3.22

GW&K Municipal Bond Fund
Investor Class Shares
Based on Actual Fund Return	0.83%	$1,000	$1,023	$4.17
Hypothetical (5% return before expenses)	0.83%	$1,000	$1,021	$4.17

Service Class Shares
Based on Actual Fund Return	0.53%	$1,000	$1,024	$2.67
Hypothetical (5% return before expenses)	0.53%	$1,000	$1,022	$2.66

Institutional Class Shares
Based on Actual Fund Return	0.34%	$1,000	$1,025	$1.71
Hypothetical (5% return before expenses)	0.34%	$1,000	$1,023	$1.71

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Fund Performance

Periods ended June 30, 2012 (unaudited)

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
GW&K Small Cap Equity Fund[2,3,4]
Investor Class	6.36%	0.90%	1.97%	5.97%	6.51%	12/10/1996
Service Class	6.50%	1.08%	—	—	17.35%	7/27/2009
Institutional Class	6.62%	1.30%	—	—	17.61%	7/27/2009
Russell 2000 Index®[5]	8.53%	(2.08)%	0.54%	7.00%	6.63%	12/10/1996	†

GW&K Municipal Enhanced Yield Fund[2,6,7,8]
Investor Class	7.97%	17.20%	—	—	11.99%	7/27/2009
Service Class	7.94%	17.21%	—	—	12.18%	7/27/2009
Institutional Class	8.17%	17.61%	4.88%	—	4.82%	12/30/2005
Barclays Municipal Bond BAA Index[9]	6.71%	14.13%	3.44%	5.49%	3.94%	12/30/2005	†

GW&K Municipal Bond Fund[2,8,11]
Investor Class	2.29%	9.85%	—	—	7.69%	6/30/2009
Service Class	2.44%	10.25%	—	—	7.95%	6/30/2009
Institutional Class	2.53%	10.43%	—	—	8.29%	6/30/2009
Barclays 10-Year Municipal Bond Index[10]	2.68%	10.30%	6.89%	5.63%	8.08%	6/30/2009	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Funds are distributed by Managers Distributors, Inc., member FINRA.

*	Not annualized.
†	The date reflects the inception date of the Fund, not the index.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are average annual returns. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2012. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The performance information shown, as represented by the performance of the Fund’s Investor Class shares (formerly Class A shares), includes that of the predecessor Fund, the BNY Hamilton Multi-Cap Equity Fund, a series of BNY Hamilton Funds, Inc. which was reorganized into the GW&K Multi-Cap Equity Fund, a series of Managers AMG Funds, as of the close of business on November 7, 2008.

[4]

The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[5]

The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. The Russell 3000® Index is composed of the 3,000 largest U.S. companies as measured by market capitalization, and represents about 98% of the U.S. stock market. The Russell 2000® Index and the Russell 3000® Index are unmanaged, are not available for investment, and do not incur expenses. The Russell 2000® Index is a registered trademark of Russell Investments. Russell® is a registered trademark of Russell Investments.

[6]

The performance shown includes that of the predecessor Fund, the BNY Hamilton Municipal Enhanced Yield Fund, a series of BNY Hamilton Funds, Inc., which was reorganized into the GW&K Municipal Enhanced Yield Fund, a series of Managers AMG Funds, as of the close of business on November 7, 2008.

[7]

Issuers of bonds may not be able to meet interest or principal payments when the bonds come due. High yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default. The use of leverage in a Fund’s strategy can magnify relatively small market movements into relatively larger losses for the Fund. Factors unique to the municipal bond market may negatively affect the value in municipal bonds.

[8]	Investment income may be subject to certain state and local taxes, and depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.
[9]	The Barclays U.S. Municipal Bond BAA Index is a subset of the Barclays U.S. Municipal Bond Index with an index rating of Baa1, Baa2, or Baa3.
[10]

The Barclays 10-Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with a minimum credit rating of Baa by Moody’s. The Index is unmanaged, is not available for investment, and does not incur expenses.

Fund Performance

Periods ended June 30, 2012 (continued)

[11]

The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall. Issuer of bonds may not be able to meet interest of principal payments when the bonds come due. Factors unique to the municipal bond market may negatively affect the value in municipal bonds.

Not FDIC insured, nor bank guaranteed. May lose value.

GW&K Small Cap Equity Fund

Fund Snapshots

June 30, 2012

Portfolio Breakdown (unaudited)

Industry	GW&K Small Cap Equity Fund**	Russell 2000® Index
Financials	19.4%	21.3%
Information Technology	17.6%	17.5%
Industrials	16.5%	15.0%
Health Care	15.6%	13.5%
Consumer Discretionary	14.1%	13.8%
Energy	3.7%	6.0%
Materials	3.7%	4.7%
Consumer Staples	2.7%	3.7%
Utilities	2.6%	3.6%
Exchange Traded Funds	2.3%	0.0%
Other Assets and Liabilities	1.8%	0.0%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
Cleco Corp.*	2.6%
HMS Holdings Corp.*	2.4
Signature Bank*	2.3
Middleby Corp.*	2.2
Mid-America Apartment Communities, Inc.*	2.0
CLARCOR, Inc.*	1.9
American Campus Communities, Inc.	1.9
Silgan Holdings, Inc.	1.9
ProAssurance Corp.*	1.8
ICU Medical, Inc.	1.8

Top Ten as a Group	20.8%

*	Top Ten Holding at December 31, 2011

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

GW&K Small Cap Equity Fund

Schedule of Portfolio Investments

June 30, 2012 (unaudited)

	Shares	Value
Common Stocks - 95.9%
Consumer Discretionary - 14.1%
BJ’s Restaurants, Inc.*	14,530	$552,140
Grand Canyon Education, Inc.*	59,815	1,252,526
Group 1 Automotive, Inc.	32,690	1,490,991
Hibbett Sports, Inc.*	24,650	1,422,551
Life Time Fitness, Inc.*	31,315	1,456,461
Monro Muffler Brake, Inc.	26,040	865,570
Peet’s Coffee & Tea, Inc.*	11,720	703,669
Ryland Group, Inc., The	24,715	632,210
Steiner Leisure, Ltd.*	17,155	796,164
Texas Roadhouse, Inc.	72,735	1,340,506
Tupperware Brands Corp.	20,160	1,103,962
Total Consumer Discretionary		11,616,750
Consumer Staples - 2.7%
Harris Teeter Supermarkets, Inc.	32,570	1,335,044
WD-40 Co.	18,565	924,723
Total Consumer Staples		2,259,767
Energy - 3.7%
Dril-Quip, Inc.*	17,365	1,138,970
Gulfport Energy Corp.*	60,710	1,252,447
Tesco Corp.*	56,375	676,500
Total Energy		3,067,917
Financials - 19.4%
American Campus Communities, Inc.	35,000	1,574,300
Cohen & Steers, Inc.	41,665	1,437,859
Glacier Bancorp, Inc.	73,280	1,135,107
Iberiabank Corp.	24,200	1,220,890
MarketAxess Holdings, Inc.	44,820	1,194,005
Mid-America Apartment Communities, Inc.	24,735	1,687,916
National Health Investors, Inc.	21,750	1,107,510
ProAssurance Corp.	17,130	1,526,112
Signature Bank*	30,525	1,861,109
Stifel Financial Corp.*	40,680	1,257,012
SVB Financial Group*	21,130	1,240,754
Umpqua Holdings Corp.	54,920	722,747
Total Financials		15,965,321
Health Care - 15.6%
Air Methods Corp.*	10,855	1,066,504
Cubist Pharmaceuticals, Inc.*	32,515	1,232,644
Hanger, Inc.*	50,915	1,305,461
HMS Holdings Corp.*	59,925	1,996,102
ICU Medical, Inc.*	28,050	1,497,309
IPC The Hospitalist Co., Inc.*	26,890	1,218,655

	Shares	Value
Landauer, Inc.	12,270	$703,439
Meridian Bioscience, Inc.	14,050	287,463
Par Pharmaceutical Cos., Inc.*	31,046	1,122,002
United Therapeutics Corp.*	25,120	1,240,426
West Pharmaceutical Services, Inc.	24,475	1,235,743
Total Health Care		12,905,748
Industrials - 16.5%
CLARCOR, Inc.	32,810	1,580,130
Healthcare Services Group, Inc.	54,665	1,059,408
Heartland Express, Inc.	79,620	1,139,362
II-VI, Inc.*	45,265	754,568
Middleby Corp.*	17,885	1,781,525
Nordson Corp.	23,690	1,215,060
Portfolio Recovery Associates, Inc.*	15,040	1,372,550
RBC Bearings, Inc.*	29,810	1,410,013
Ritchie Bros Auctioneers, Inc.	22,010	467,712
Toro Co., The	18,505	1,356,231
Universal Forest Products, Inc.	23,195	904,141
US Ecology, Inc.	29,810	528,829
Total Industrials		13,569,529
Information Technology - 17.6%
Blackbaud, Inc.	41,530	1,066,075
Cardtronics, Inc.*	39,685	1,198,884
Cavium, Inc.*	28,595	800,660
Cognex Corp.	35,290	1,116,928
Cohu, Inc.	50,580	513,893
CoStar Group, Inc.*	11,595	941,514
FEI Co.*	29,850	1,428,024
Harmonic, Inc.*	108,190	460,889
Hittite Microwave Corp.*	25,580	1,307,650
Power Integrations, Inc.	24,835	926,345
PROS Holdings, Inc.*	32,915	553,630
Rofin-Sinar Technologies, Inc.*	40,250	761,932
SciQuest, Inc.*	32,280	579,749
Solera Holdings, Inc.	23,510	982,483
Sourcefire, Inc.*	16,595	852,983
Tyler Technologies, Inc.*	26,410	1,065,643
Total Information Technology		14,557,282
Materials - 3.7%
Compass Minerals International, Inc.	10,855	828,019
Schnitzer Steel Industries, Inc.	24,915	698,118
Silgan Holdings, Inc.	35,940	1,534,279
Total Materials		3,060,416

The accompanying notes are an integral part of these financial statements.

GW&K Small Cap Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 2.6%
Cleco Corp.	51,190	$2,141,278
Total Common Stocks (cost $70,092,880)		79,144,008
Exchange Traded Funds - 2.3%
Clearbridge Energy MLP Fund, Inc.	19,125	422,089
Kayne Anderson MLP Investment Co.	27,130	834,790
Tortoise Energy Infrastructure Corp.	15,365	613,063
Total Exchange Traded Funds (cost $1,616,759)		1,869,942

	Shares	Value
Other Investment Companies - 2.2%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.08% (cost $1,840,194)	1,840,194	$1,840,194
Total Investments - 100.4% (cost $73,549,833)		82,854,144
Other Assets, less Liabilities - (0.4)%		(332,746)
Net Assets - 100.0%		$82,521,398

The accompanying notes are an integral part of these financial statements.

GW&K Municipal Enhanced Yield Fund

Fund Snapshots

June 30, 2012

Portfolio Breakdown (unaudited)

Rating	GW&K Municipal Enhanced Yield Fund**	Barclays U.S. Municipal Bond BAA Index
U.S. Treasury & Agency	0.0%	0.0%
Aaa	3.4%	0.0%
Aa	1.9%	0.0%
A	46.9%	0.0%
Baa	44.3%	100.0%
Ba & lower	2.2%	0.0%
Not Rated	1.3%	0.0%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
New York Liberty Development Corp. Liberty Revenue, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44*	3.8%
Butler County Hospital Facilities Revenue, UC Health, Series 2010, 5.500%, 11/01/40*	3.7
California State Public Works Board Revenue, Series 2012 A, 5.000%, 04/01/37	3.6
Love Field Airport Modernization Corp. Revenue, Southwest Airlines Co. - Love Field Modernization Program Project, Series 2010, 5.250%, 11/01/40	2.9
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, 6.500%, 11/15/38	2.8
Grand Forks Health Care Revenue, Altru Health System, 5.000%, 12/01/35	2.7
West Virginia Economic Development Revenue, Appalachian Power Co. Amos Project, Series 2010 A, 5.375%, 12/01/38*	2.6
Phoenix Industrial Development Authority, Rowan University, 5.000%, 06/01/42	2.6
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series 2007 A, 5.125%, 06/01/2037	2.3
Puerto Rico Sales Tax Financing Corp. Revenue, Series 2010 C, 5.25%, 08/01/2041	2.2

Top Ten as a Group	29.2%

*	Top Ten Holding at December 31, 2011

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

GW&K Municipal Enhanced Yield Fund

Fund Snapshots (continued)

State Breakdown (unaudited)

State	% of Net Assets
California	10.7%
New York	8.6%
Puerto Rico	8.5%
Ohio	8.1%
Texas	7.3%
Arizona	6.1%
Illinois	5.1%
Pennsylvania	4.3%
Massachusetts	4.1%
New Jersey	3.6%
Indiana	3.5%
Louisiana	3.0%
Colorado	2.8%
North Dakota	2.7%
West Virginia	2.6%
District of Columbia	2.6%
New Hampshire	2.1%
Florida	1.9%
Georgia	1.8%
Nebraska	1.7%
Michigan	1.7%
Kentucky	1.3%
Minnesota	1.0%
Tennessee	1.0%
Hawaii	0.7%
Alabama	0.5%
Mississippi	0.3%
North Carolina	0.1%
Connecticut	0.1%
Virginia	0.0%
Other Assets and Liabilities	2.2%

100.0%*

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments

June 30, 2012 (unaudited)

	Principal Amount	Value
Municipal Bonds - 97.8%
Alabama - 0.5%
Courtland Industrial Development Board Solid Waste Disposal Revenue, Champion International Corp. Project, Series 1999, 6.000%, 08/01/29	$1,415,000	$1,420,773
Arizona - 6.1%
Apache County Industrial Development Authority Revenue, Tucson Electric Power Co. Project, Series 2010 A, 4.500%,
03/01/30	5,390,000	5,504,106
Phoenix Industrial Development Authority, Rowan University, 5.000%, 06/01/42	7,500,000	7,634,550
Pima County Industrial Development Authority Revenue, Tucson Electric Power Co. Project, Series 2010 A, 5.250%, 10/01/40	2,935,000	3,078,756
Pima County Industrial Development Authority Revenue, Tucson Electric Power Co. Project, Series 2012 A, 4.500%, 06/01/30[2]	1,500,000	1,532,445
Total Arizona		17,749,857
California - 10.7%
California Municipal Finance Authority Certificate, Community Hospitals of Central California, 5.250%, 02/01/37	545,000	555,611
California Municipal Finance Authority Certificate, Community Hospitals of Central California, 5.500%, 02/01/39	3,380,000	3,504,181
California State General Obligation, 5.000%, 10/01/41	5,030,000	5,347,091
California State Public Works Board Revenue, California State Prison Project, Series 2011 C, 5.750%, 10/01/31	500,000	569,070
California State Public Works Board Revenue, Riverside Campus Project, Series 2009 B, 6.125%, 04/01/28	110,000	128,922
California State Public Works Board Revenue, Series 2012 A, 5.000%, 04/01/37	10,150,000	10,660,342
California Statewide Communities Development Authority School Facility Revenue, Aspire Public Schools, Series 2010, 6.000%, 07/01/40	500,000	513,210
California Statewide Communities Development Authority Student Housing Revenue, University of California Irvine Campus Apartments Project, Series 2011, 5.375%, 05/15/38	2,500,000	2,671,450
Sacramento County Public Facilities Financing Corporation COP, 5.750%, 02/01/30	1,810,000	2,000,177
San Diego Public Facilities Financing Authority Lease Revenue, Capital Improvement Project, Series 2012 A, 5.000%, 04/15/37	3,000,000	3,129,480
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series 2010 A, 5.250%, 03/01/40	2,130,000	2,246,852
Total California		31,326,386
Colorado - 2.8%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, 6.500%, 11/15/38	6,590,000	8,163,363
Connecticut - 0.1%
Eastern Connecticut Resource Recovery Authority Solid Waste Revenue, Wheelabrator Technologies, Series 1993 A, 5.500%, 01/01/20	180,000	180,605
District of Columbia - 2.6%
District of Columbia Ballpark Revenue, Series 2006 B-1, 5.000%, 02/01/31 (FGIC Insured)[3]	5,025,000	5,214,292
District of Columbia Ballpark Revenue, Series 2006 B-1, 5.000%, 02/01/35 (FGIC Insured)[3]	2,280,000	2,339,850
Total District of Columbia		7,554,142
Florida - 1.9%
Martin County Health Facilities Authority, Martin Memorial Medical Center, 5.500%, 11/15/42	3,800,000	4,033,776
Seminole Indian Tribe of Florida, Inc., Series 2010 A, 5.125%, 10/01/17 (a)	1,325,000	1,400,419
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.250%, 10/01/27 (a)	50,000	50,635
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.500%, 10/01/24 (a)	150,000	154,941
Total Florida		5,639,771

The accompanying notes are an integral part of these financial statements.

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Georgia - 1.8%
DeKalb County Hospital Authority Revenue, DeKalb Medical Center, Inc. Project, 6.125%, 09/01/40	$2,980,000	$3,303,032
Gainesville & Hall County Hospital Authority Revenue, Northeast Georgia Health System, Inc. Project, Series 2010 A, 5.375%, 02/15/40	1,850,000	1,955,691
Richmond County Development Authority Solid Waste Disposal Revenue, International Paper Co. Project, 5.800%, 12/01/20	10,000	10,012
Total Georgia		5,268,735
Hawaii - 0.7%
Hawaii Pacific Health Special Purpose Revenue, Series 2010 B, 5.750%, 07/01/40	1,750,000	1,938,737
Illinois - 5.1%
Chicago Waterworks Revenue, 5.000%, 11/01/42	1,000,000	1,113,370
Illinois State General Obligation, 5.000%, 08/01/25	1,000,000	1,083,930
Illinois State General Obligation, 5.000%, 03/01/37	1,000,000	1,048,330
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2010 A, 5.500%, 06/15/50	3,370,000	3,696,654
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2010 B, 5.000%, 06/15/50 (AGM Insured)[3]	2,625,000	2,758,298
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 A, 5.000%, 06/15/42[2]	3,000,000	3,233,880
Railsplitter Tobacco Settlement Authority Revenue, 6.000%, 06/01/28	1,690,000	1,958,913
Total Illinois		14,893,375
Indiana - 3.5%
Indiana State Finance Authority Environmental Improvement Revenue, US Steel Corp. Project, 6.000%, 12/01/26	1,940,000	2,077,061
Indiana State Finance Authority Midwestern Division, Ohio Valley Electric Corp., Series 2012 A, 5.000%, 06/01/39	2,500,000	2,540,900
Knox Economic Development Authority, Good Samaritan Hospital, Series 2012 A, 5.000%, 04/01/42	5,365,000	5,608,732
Total Indiana		10,226,693
Kentucky - 1.3%
Kentucky Economic Development Finance Authority Hospital Revenue, Owensboro Medical Health System, Inc., Series 2010 A, 6.375%, 06/01/40	1,655,000	1,908,182
Owen County Waterworks System Revenue, American Water Co. Project, Series 2009 A, 6.250%, 06/01/39	1,755,000	1,933,290
Total Kentucky		3,841,472
Louisiana - 3.0%
Louisiana Local Government Environmental Facilities and Community Development Authority Hospital Revenue, Series 2010 A, 5.875%, 10/01/40	1,855,000	2,066,637
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series 2007 A, 5.125%, 06/01/37	6,325,000	6,615,950
Total Louisiana		8,682,587
Massachusetts - 4.1%
Massachusetts Development Finance Agency Revenue, Tufts Medical Center Issue, Series 2011 I, 6.750%, 01/01/36	745,000	855,953
Massachusetts State Health and Educational Facilities Authority Revenue, Caregroup Issue, Series 2008 E-1, 5.125%, 07/01/33	3,400,000	3,559,494
Massachusetts State Health and Educational Facilities Authority Revenue, Caregroup Issue, Series 2008 E-1, 5.125%, 07/01/38	4,350,000	4,533,048
Massachusetts State Health and Educational Facilities Authority Revenue, Suffolk University, Series 2009 A, 5.750%, 07/01/39	2,075,000	2,302,503
Massachusetts State Health and Educational Facilities Authority Revenue, Winchester Hospital Issue, Series 2010 H, 5.250%, 07/01/38	710,000	753,225
Total Massachusetts		12,004,223

The accompanying notes are an integral part of these financial statements.

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Michigan - 1.7%
Michigan State Hospital Finance Authority Revenue, Henry Ford Health System, Series 2009, 5.750%, 11/15/39	$4,515,000	$4,980,993
Minnesota - 1.0%
Tobacco Securitization Authority, Minnesota Tobacco Settlement Revenue, Series 2011 B, 5.250%, 03/01/31	2,685,000	2,992,486
Mississippi - 0.3%
Warren, County, Mississippi, Gulf Opportunity Zone Revenue, International Paper Company Project, Series 2011 A, 5.375%, 12/01/35	700,000	751,905
Nebraska - 1.7%
Central Plains Energy Project, Natural Gas Revenue, 5.000%, 09/01/42	5,000,000	4,991,950
New Hampshire - 2.1%
New Hampshire Health & Education Facilities Authority, Southern New Hampshire University, 5.000%, 01/01/42	6,000,000	6,224,880
New Jersey - 3.6%
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/28	1,420,000	1,523,475
New Jersey Health Care Facilities Financing Authority Revenue and Refunding, Barnabas Health Issue, Series 2011 A, 5.625%, 07/01/32	2,745,000	2,975,443
New Jersey State Educational Facilities Authority Revenue, University Medical & Dentistry, Series 2009 B, 7.500%, 12/01/32	570,000	691,228
North Hudson Sewerage Authority, Series 2012 A, 5.000%, 06/01/42	5,070,000	5,472,507
Total New Jersey		10,662,653
New York - 8.6%
Chautauqua County Industrial Development Agency Exempt Facility Revenue, NRG Dunkirk Power Project, Series 2009, 5.875%, 04/01/42	4,465,000	4,921,323
Hudson Yards Infrastructure Corp., Senior Revenue, Series 2006 A, 5.000%, 02/15/47	5,000,000	5,217,000
Hudson Yards Infrastructure Corp., Senior Revenue, Series 2012 A, 5.750%, 02/15/47	2,310,000	2,654,537
New York Liberty Development Corp. Liberty Revenue, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	10,255,000	11,023,817
Port Authority of New York and New Jersey Special Project, JFK International Air Terminal LLC Project, Series 2010, 6.000%, 12/01/42	1,270,000	1,443,926
Total New York		25,260,603
North Carolina - 0.1%
Columbus County Industrial Facilities & Pollution Control Financing Authority, International Paper Company Projects, Series 2009 A, 6.250%, 11/01/33	200,000	224,394
Columbus County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility Bonds, Series 2010 A, 5.700%, 05/01/34	125,000	136,165
Total North Carolina		360,559
North Dakota - 2.7%
Grand Forks Health Care Revenue, Altru Health System, 5.000%, 12/01/35	7,445,000	7,909,494
Ohio - 8.1%
Butler County Hospital Facilities Revenue, UC Health, Series 2010, 5.500%, 11/01/40	10,150,000	10,905,668
Cleveland Airport System Revenue, Series 2012 A, 5.000%, 01/01/31	5,610,000	5,994,453
Cleveland Airport System Revenue, Series 2012 A, 5.000%, 01/01/31 (AGM Insured)[3]	3,600,000	3,890,772
Ohio State Water Development Authority, Environment Improvement Revenue, US Steel Corp. Project, Series 2011, 6.600%, 05/01/29	2,660,000	2,978,030
Total Ohio		23,768,923
Pennsylvania - 4.3%
Allegheny County Industrial Development Authority, 6.875%, 05/01/30	1,050,000	1,169,385

The accompanying notes are an integral part of these financial statements.

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Pennsylvania - 4.3% (continued)
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Series 2009 A, 5.750%, 07/01/39	$5,055,000	$5,480,732
Pennsylvania Higher Educational Facilities Authority Revenue, East Stroudsburg University Student Housing Project, Series 2006 A, 5.000%, 07/01/42	3,050,000	3,124,634
Philadelphia Gas Works Revenue, Ninth Series, 5.250%, 08/01/40	1,350,000	1,421,590
Philadelphia General Obligation, Series 2011, 6.000%, 08/01/36	1,025,000	1,172,805
Philadelphia Municipal Authority Revenue, 6.500%, 04/01/39	325,000	353,730
Total Pennsylvania		12,722,876
Puerto Rico - 8.5%
Puerto Rico Aqueduct & Sewer Authority, Series 2012 A, 5.250%, 07/01/42	2,000,000	1,982,080
Puerto Rico Facilities Financing Authority Revenue, Hospital Auxilio Mutuo Obligated Group Project, Series 2011 A, 6.000%, 07/01/33	4,640,000	5,164,413
Puerto Rico Highways and Transportation Authority Revenue, Series 2007 M, 5.000%, 07/01/37	490,000	493,219
Puerto Rico Highways and Transportation Authority Revenue, Series 2010 AA, 5.300%, 07/01/35	1,695,000	1,748,409
Puerto Rico Public Buildings Authority Government Facilities Revenue, Series 2009 Q, 5.625%, 07/01/39 (CIFG Insured)[3]	885,000	934,356
Puerto Rico Public Improvement General Obligation, Series 2011 A, 6.500%, 07/01/40	1,005,000	1,149,057
Puerto Rico Public Improvement General Obligation, Series 2012 A, 5.000%, 07/01/41	5,000,000	4,924,700
Puerto Rico Sales Tax Financing Corp. Revenue, Series 2010 C, 5.250%, 08/01/41	6,150,000	6,476,135
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2009 A, 6.000%, 08/01/42	1,720,000	1,917,697
Total Puerto Rico		24,790,066
Tennessee - 1.0%
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2009 A, 7.750%, 07/01/38	175,000	212,737
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 C, 5.000%, 02/01/21	675,000	723,053
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 C, 5.000%, 02/01/22	720,000	759,182
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 C, 5.000%, 02/01/23	1,155,000	1,219,045
Total Tennessee		2,914,017
Texas - 7.3%
Central Texas Regional Mobility Authority Senior Lien Revenue, Series 2011, 6.000%, 01/01/41	3,235,000	3,661,988
Gulf Coast Waste Disposal Authority, International Paper Company Project, Series 2002 A, 6.100%, 08/01/24	315,000	316,140
Gulf Coast Waste Disposal Authority, Waste Management Brazoria County Project, Series 2003 A, 5.200%, 05/01/28	340,000	360,961
Houston Higher Education Finance Corp. Revenue, Series 2011 A, 6.875%, 05/15/41	500,000	597,670
Love Field Airport Modernization Corp. Revenue, Southwest Airlines Co. - Love Field Modernization Program Project, Series 2010, 5.250%, 11/01/40	7,920,000	8,350,531
North Texas Tollway Authority Capital Appreciation Revenue, Special Projects System, Series 2011 B, 4.354%, 09/01/37[4]	2,000,000	500,620
Texas Municipal Gas Acquisition & Supply Corp. Gas Supply Revenue, Senior Lien Series 2008 A, 6.250%, 12/15/26	4,085,000	4,871,894
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group Managed Lanes Project, Series 2010, 7.000%, 06/30/40	1,695,000	2,029,440
Texas State Public Finance Authority Charter School Finance Corp. Education Revenue, Series 2010 A, 6.200%, 02/15/40	500,000	565,585
Total Texas		21,254,829
Virginia - 0.0%#
Industrial Development Authority of Washington County, Virginia, Hospital Revenue, Mountain States Health Alliance, Series 2009 C, 7.750%, 07/01/38	110,000	134,496

The accompanying notes are an integral part of these financial statements.

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
West Virginia - 2.6%
West Virginia Economic Development Revenue, Appalachian Power Co. Amos Project, Series 2010 A, 5.375%, 12/01/38[5]	$7,050,000	$7,672,938
Total Municipal Bonds (cost $272,878,243)		286,284,387
	Shares
Other Investment Companies - 3.0%[1]
Fidelity Institutional Money Market Tax Exempt Portfolio, Institutional Class, 0.01% (cost $8,869,674)	8,869,674	8,869,674
Total Investments - 100.8% (cost $281,747,917)		295,154,061
Other Assets, less Liabilities - (0.8)%		(2,321,631)
Net Assets - 100.0%		$292,832,430

The accompanying notes are an integral part of these financial statements.

GW&K Municipal Bond Fund

Fund Snapshots

June 30, 2012

Portfolio Breakdown (unaudited)

Rating	GW&K Municipal Bond Fund**	Barclays 10-Year Municipal Bond Index
Aaa	10.3%	16.1%
Aa	62.2%	55.4%
A	25.8%	21.9%
Baa	1.7%	6.6%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
Washington State Federal Highway Grant, Senior 520 Corridor Program, 5.000%, 09/01/2020	2.8%
Washington State General Obligation, Motor Fuel Tax Revenue, Series 2012 E, 5.000%, 02/01/2021	2.7
Port of Seattle Revenue, Series 2012 A, 5.000%, 08/01/2023	2.6
New York City General Obligation, Series 2012 F, 5.000%, 08/01/2025	2.6
North Carolina Eastern Municipal Power Agency, Series 2012 D, 5.000%, 01/01/2023	2.5
San Antonio Electric & Gas Revenue, 5.000%, 02/01/2022	2.5
Michigan Finance Authority Revenue, Unemployment Obligation, Series 2012 B, 5.000%, 07/01/2022	2.5
Metropolitan Transportation Authority Revenue, Series 2006 A, 5.000%, 11/15/2020	2.4
Michigan State Trunk Line Fund, Series 2006, 5.000%, 09/01/2019	2.3
New York State Thruway Authority, Series 2012 I, 5.000%, 01/01/2021	2.2

Top Ten as a Group	25.1%

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

GW&K Municipal Bond Fund

Fund Snapshots (continued)

State Breakdown (unaudited)

State	% of Net Assets
New York	17.7%
Washington	12.8%
California	11.1%
Michigan	6.9%
Texas	6.8%
Illinois	6.8%
Florida	6.0%
Ohio	4.6%
New Jersey	4.0%
North Carolina	2.8%
Arizona	2.5%
Pennsylvania	2.1%
Massachusetts	1.9%
Tennessee	1.9%
Kentucky	1.8%
Virginia	1.5%
Oklahoma	1.5%
Oregon	0.9%
Nebraska	0.8%
Kansas	0.7%
Iowa	0.5%
Maine	0.5%
Louisiana	0.4%
Vermont	0.3%
Georgia	0.3%
Colorado	0.2%
Other Assets and Liabilities	2.7%

100.0%

GW&K Municipal Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (unaudited)

	Principal Amount	Value
Municipal Bonds - 97.3%
Arizona - 2.5%
Arizona Transportation Board, Subordinated Highway Revenue, Series 2011 A, 5.000%, 07/01/22	$1,020,000	$1,246,195
Phoenix Civic Improvement Corp. Junior Lien Water System Revenue, Series 2009 A, 5.000%, 07/01/23	605,000	721,965
Phoenix Civic Improvement Corp. Senior Lien Wastewater System Revenue, Series 2008, 5.500%, 07/01/20	705,000	858,274
Pima County Sewer Revenue, 5.000%, 07/01/22 (AGM Insured)[3]	465,000	546,873
Total Arizona		3,373,307
California - 11.1%
California State Department of Water Resources Revenue, Series 2013 AM, 5.000%, 12/01/25[2]	2,500,000	2,957,225
California State Economic Recovery, Series 2009 A, 5.000%, 07/01/20	580,000	695,055
California State General Obligation, 5.500%, 04/01/18	245,000	295,247
California State Public Works Board Lease Revenue, California Community Colleges, Series 2007 B, 5.000%, 03/01/21 (FGIC Insured)[3]	215,000	234,522
California State Public Works Board Lease Revenue, California State Prison Project, Series 2011 C, 5.250%, 10/01/22	1,000,000	1,175,920
California State Public Works Board Lease Revenue, Department of General Services, Series 2009 A, 5.000%, 04/01/20	250,000	281,917
California State Public Works Board Lease Revenue, Various Capital Projects, Series 2012 A, 5.000%, 04/01/18	1,000,000	1,151,320
California State Public Works Board Lease Revenue, Various University of California Projects, Series 2007 A, 5.000%, 06/01/19 (FGIC Insured)[3]	340,000	408,881
California State Tax Exempt General Obligation, 5.000%, 02/01/23	2,035,000	2,414,243
California State Tax Exempt General Obligation, 5.250%, 09/01/23	1,530,000	1,840,422
Los Angeles Unified School District General Obligation, Series 2005 A1, 5.500%, 07/01/18 (FGIC Insured)[3]	960,000	1,181,011
Los Angeles Unified School District General Obligation, Series 2007 H, 5.000%, 07/01/21 (AGM Insured)[3]	1,415,000	1,644,796
San Francisco City & County Airport Commission Revenue, San Francisco International Airport, Series 2010 D, 5.000%, 05/01/19 (AGM Insured)[3]	560,000	668,595
Southern California Public Power Authority, Southern Transmission Project, Series 2008 B, 6.000%, 07/01/27	205,000	242,427
Total California		15,191,581
Colorado - 0.2%
Colorado Health Facilities Authority Revenue, Sisters of Charity of Leavenworth Health System, Series 2010 B, 5.000%, 01/01/23	250,000	288,567
Florida - 6.0%
Florida State Board of Education Capital Outlay, Series 2008 C, 5.000%, 06/01/22	600,000	721,986
Highlands County Health Facilities Authority, Adventist Health System, Series 2005 A-D, 5.000%, 11/15/18[5]	100,000	111,708
JEA Water & Sewer System Revenue, Series 2012 A, 5.000%, 10/01/24	1,500,000	1,774,590
Miami-Dade County Aviation Revenue, Miami International Airport, Series 2010 A-1, 5.500%, 10/01/26	370,000	426,551
Miami-Dade County Aviation Revenue, Miami International Airport, Series 2010 B, 5.000%, 10/01/22 (AGM Insured)[3]	500,000	579,615
Orlando Utilities Commission Utility System Revenue, Series 2010 C, 5.000%, 10/01/20	705,000	867,904
Orlando Utilities Commission Utility System Revenue, Series 2011 B, 5.000%, 10/01/19	515,000	629,891
Tampa Bay Regional Water Supply Authority Revenue, 5.000%, 10/01/19	1,460,000	1,798,005
Tampa Bay Regional Water Supply Authority Revenue, Series 2011 B, 5.000%, 10/01/19	1,105,000	1,360,819
Total Florida		8,271,069
Georgia - 0.3%
Atlanta Airport Revenue, Series 2012 B, 5.000%, 01/01/18	400,000	471,424

The accompanying notes are an integral part of these financial statements.

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Illinois - 6.8%
Chicago O’Hare International Airport Revenue, Series 2011 B, 5.000%, 01/01/22	$345,000	$405,696
Chicago Second Lien Water Revenue, Series 2010 A, 5.000%, 11/01/22	120,000	142,709
Chicago Transit Authority Capital Grants Revenue, Series 2006 A, Federal Section 5307 Funds, 5.000%, 06/01/17 (AMBAC Insured)[3]	745,000	842,826
Chicago Waterworks Revenue, 5.000%, 11/01/22	1,690,000	2,070,503
Illinois Regional Transportation Authority General Obligation, Series 2003 A, 5.500%, 07/01/21 (FGIC Insured)[3]	300,000	369,879
Illinois State General Obligation, Series 2010, 5.000%, 01/01/19	305,000	343,982
Illinois State General Obligation, Series 2012, 5.000%, 08/01/24	1,000,000	1,090,870
Illinois State Sales Tax Revenue, Build Illinois, Series 2009 B, 5.000%, 06/15/21	445,000	520,459
Illinois State Sales Tax Revenue, Series 2009 B, 5.000%, 06/15/20	315,000	369,958
Illinois State Toll Highway Authority Revenue, Series 2005 A, 5.000%, 01/01/17 (AGM Insured)[3]	625,000	701,387
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 B, 5.000%, 12/15/22[2]	2,000,000	2,402,060
Total Illinois		9,260,329
Iowa - 0.5%
Iowa Special Obligation, Prison Infrastructure Fund, Series 2010, 5.000%, 06/15/21	540,000	671,447
Kansas - 0.7%
Kansas Development Finance Authority Revenue, Series 2004 A, 5.000%, 04/01/19 (FGIC Insured)[3]	410,000	435,814
Wichita Hospital Revenue, Series 2011 IV-A, 5.000%, 11/15/20	500,000	575,440
Total Kansas		1,011,254
Kentucky - 1.8%
Kentucky State Property & Buildings Commission Revenue, Series 2009 A, 5.000%, 08/01/19	475,000	575,505
Kentucky Turnpike Authority Revenue, Revitalization Projects, Series 2012 A, 5.000%, 07/01/19	1,500,000	1,835,955
Total Kentucky		2,411,460
Louisiana - 0.4%
Louisiana Gasoline & Fuels Tax Revenue, Series 2012 A-1, 5.000%, 05/01/19	500,000	611,255
Maine - 0.5%
Maine Municipal Bond Bank Transportation Infrastructure Revenue, Series 2009 A, 5.000%, 09/01/22	560,000	665,722
Massachusetts - 1.9%
Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series 2008 T-1, 5.000%, 10/01/24	1,600,000	1,881,776
Massachusetts State Water Resources Authority, Series 2009 B, 5.000%, 08/01/21	620,000	749,357
Total Massachusetts		2,631,133
Michigan - 6.9%
Michigan Finance Authority Revenue, Unemployment Obligation, Series 2012 B, 5.000%, 07/01/22	3,000,000	3,421,320
Michigan State Trunk Line Fund, Series 2006, 5.000%, 11/01/18 (FGIC Insured)[3]	525,000	613,609
Michigan State Trunk Line Fund, Series 2006, 5.000%, 09/01/19 (AGM Insured)[3]	2,790,000	3,142,265
Michigan State Trunk Line Fund, Series 2006, 5.000%, 11/01/19 (FGIC Insured)[3]	925,000	1,073,028
Michigan Strategic Fund Limited Obligation Revenue, Cadillac Place Office Building Project, Series 2011, 5.250%, 10/15/23	1,000,000	1,169,510
Total Michigan		9,419,732
Nebraska - 0.8%
Central Plains Energy Project, Natural Gas Revenue, 5.000%, 09/01/27	1,000,000	1,041,170

The accompanying notes are an integral part of these financial statements.

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New Jersey - 4.0%
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/20	$2,000,000	$2,273,280
New Jersey State Turnpike Authority Revenue, Series 2009 G, 5.000%, 01/01/18	495,000	579,977
New Jersey Transportation Trust Fund Authority, Series 2011 A, 5.250%, 06/15/24	685,000	812,794
New Jersey Transportation Trust Fund Authority, Series 2011 B, 5.250%, 06/15/23	1,550,000	1,852,668
Total New Jersey		5,518,719
New York - 17.7%
Long Island Power Authority, Series 2012 B, 5.000%, 09/01/23[2]	1,500,000	1,779,675
Metropolitan Transportation Authority Revenue, Series 2005 C, 5.000%, 11/15/18	500,000	595,750
Metropolitan Transportation Authority Revenue, Series 2005 G, 5.000%, 11/15/18	460,000	548,090
Metropolitan Transportation Authority Revenue, Series 2006 A, 5.000%, 11/15/20 (NATL)[3]	2,800,000	3,257,212
New York City General Obligation, Series 2008 B-1, 5.250%, 09/01/20	1,410,000	1,699,501
New York City General Obligation, Series 2010 E, 5.000%, 08/01/18	645,000	776,380
New York City General Obligation, Series 2012 F, 5.000%, 08/01/25	3,010,000	3,576,512
New York City Transitional Finance Authority Building Aid Revenue, Series 2008 S-1, 5.000%, 01/15/20	150,000	174,976
New York State Dormitory Authority Revenue, State University Dormitory Facilities Issue, Series 2011 A, 5.000%, 07/01/21	1,025,000	1,256,045
New York State Dormitory Authority Revenue, State University, Series 2012 E, 5.000%, 05/15/25	1,500,000	1,782,585
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2005 B, 5.000%, 04/01/17 (FGIC Insured)[3]	1,040,000	1,187,274
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2008 B, 5.000%, 04/01/19	2,265,000	2,716,007
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2008 B, 5.000%, 04/01/22	600,000	695,142
New York State Thruway Authority, Series 2012 I, 5.000%, 01/01/21[2]	2,500,000	2,992,275
Tobacco Settlement Financing Corp., Asset-Backed Revenue, Series 2011 B, 5.000%, 06/01/17	500,000	590,770
Triborough Bridge & Tunnel Authority Revenue, Series 2008 A, 5.000%, 11/15/20	510,000	597,904
Total New York		24,226,098
North Carolina - 2.8%
North Carolina Eastern Municipal Power Agency, Series 2012 D, 5.000%, 01/01/23[2]	3,000,000	3,481,440
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue, Series 2009 C, 5.000%, 01/01/21	280,000	327,166
Total North Carolina		3,808,606
Ohio - 4.6%
American Municipal Power, Inc., 5.000%, 02/15/23	2,000,000	2,342,720
Miami University, General Receipts Revenue, Series 2011, 5.000%, 09/01/22	1,000,000	1,218,970
Ohio Major New Street Infrastructure Project Revenue, Series 2008-1, 5.750%, 06/15/18	865,000	1,073,872
Ohio State General Obligation, Series 2012 A, 5.000%, 09/15/21	1,350,000	1,680,858
Total Ohio		6,316,420
Oklahoma - 1.5%
Oklahoma Turnpike Authority, Refunding Second Senior Revenue, Series 2011 A, 5.000%, 01/01/18	1,670,000	1,996,318
Oregon - 0.9%
Tri-County Metro Transportation District of Capital Grant Receipt Revenue, Series 2011 A, 5.000%, 10/01/19	1,010,000	1,214,737
Pennsylvania - 2.1%
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series 2008 B, 5.000%, 06/15/18	370,000	438,065

The accompanying notes are an integral part of these financial statements.

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Pennsylvania - 2.1% (continued)
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue, Philadelphia Funding Program, Series 2010, 5.000%, 06/15/19	$375,000	$456,829
Pennsylvania State Higher Educational Facilities Authority Revenue, Series 2009 A, 5.250%, 08/15/21	300,000	352,581
Philadelphia Water and Wastewater Revenue, Series 2010 A, 5.000%, 06/15/18 (AGM Insured)[3]	445,000	526,862
Philadelphia Water and Wastewater Revenue, Series 2011 B, 5.000%, 11/01/18	1,000,000	1,170,830
Total Pennsylvania		2,945,167
Tennessee - 1.9%
Memphis Electric System Subordinate Revenue, 5.000%, 12/01/17	2,120,000	2,540,396
Texas - 6.8%
Houston Public Improvement General Obligation, Series 2006 A, 5.000%, 03/01/20 (AGM Insured)[3]	1,115,000	1,273,821
Lower Colorado River Authority, Transmission Contract Refunding Revenue, Series 2011 A, 5.000%, 05/15/17	1,325,000	1,556,557
San Antonio Electric & Gas Revenue, 5.000%, 02/01/22	2,750,000	3,422,072
Texas Public Finance Authority Unemployment Compensation Obligation Assessment Revenue, Series 2010 B, 5.000%, 07/01/18	610,000	687,452
Texas Public Finance Authority Unemployment Compensation Obligation Assessment Revenue, Series 2010 B, 5.000%, 01/01/20	400,000	417,572
Texas State Transportation Commission Mobility Fund, 5.000%, 04/01/21	200,000	235,714
Texas Tech University, Series 2012 A, 5.000%, 08/15/19	1,000,000	1,232,190
Texas Water Financial Assistance, Series 2008 A, 5.000%, 08/01/22	400,000	479,676
Total Texas		9,305,054
Vermont - 0.3%
Vermont Municipal Bond Bank, Series 2009 1, 5.000%, 12/01/21	400,000	482,212
Virginia - 1.5%
Virginia College Building Authority, Series 2010 B, 5.000%, 09/01/19	1,680,000	2,069,810
Washington - 12.8%
Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series 2012 A, 5.000%, 07/01/21	1,000,000	1,243,830
Grant County Public Utility District No. 2, Electric System Revenue, Series 2011 I, 5.000%, 01/01/20	1,000,000	1,206,140
Port of Seattle Revenue, Series 2012 A, 5.000%, 08/01/23	3,035,000	3,641,029
Snohomish County Public Utility District No. 1 Revenue, Series 2010 A, 5.000%, 12/01/19	920,000	1,124,672
Washington Health Care Facilities Authority Revenue, Providence Health Services, Series 2011 B, 5.000%, 10/01/18	825,000	975,307
Washington Health Care Facilities Authority Revenue, Providence Health Services, Series 2012 A, 5.000%, 10/01/21[2]	1,500,000	1,779,015
Washington State Federal Highway Grant, Senior 520 Corridor Program, 5.000%, 09/01/20	3,110,000	3,798,336
Washington State General Obligation, Motor Fuel Tax Revenue, Series 2012 E, 5.000%, 02/01/21	3,000,000	3,711,030
Total Washington		17,479,359
Total Municipal Bonds (cost $129,401,193)		133,222,346

	Shares
Other Investment Companies - 12.2%[1]
Fidelity Institutional Money Market Tax Exempt Portfolio, Institutional Class, 0.01% (cost $16,708,481)	16,708,481	16,708,481
Total Investments - 109.5% (cost $146,109,674)		149,930,827
Other Assets, less Liabilities - (9.5)%		(12,968,648)
Net Assets - 100.0%		$136,962,179

The accompanying notes are an integral part of these financial statements.

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2012, the approximate cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
GW&K Small Cap Equity Fund	$73,491,535	$11,878,458	($2,515,849)	$9,362,609
GW&K Municipal Enhanced Yield Fund	281,749,869	13,432,272	(28,080)	13,404,192
GW&K Municipal Bond Fund	146,109,674	3,955,799	(134,646)	3,821,153

*	Non-income-producing security.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2012, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield Fund	$1,605,995	0.5%

1	Yield shown for each investment company represents the June 30, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
2	Some or all of these securities are segregated for delayed delivery agreements. At June 30, 2012, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield Fund	$4,766,325	1.6%
GW&K Municipal Bond Fund	15,391,690	11.2%

3	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies. At June 30, 2012, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield Fund	$15,137,568	5.2%
GW&K Municipal Bond Fund	18,688,270	13.6%

4	Indicates yield to maturity at June 30, 2012.
5	Variable Rate Security. The rate listed is as of June 30, 2012, and is periodically reset subject to terms and conditions set forth in the debenture.

As of June 30, 2012, the securities in GW&K Small Cap Equity Fund were all valued using Level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments. (See Note 1 (a) in the Notes to the Financial Statements.)

The following table summarizes the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of June 30, 2012: (See Note 1 (a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
GW&K Municipal Enhanced Yield Fund
Investments in Securities
Municipal Bonds†	—	$286,284,387	—	$286,284,387
Other Investment Companies	$8,869,674	—	—	8,869,674

Total Investments	$8,869,674	$286,284,387	—	$295,154,061

The accompanying notes are an integral part of these financial statements.

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
GW&K Municipal Bond Fund
Investments in Securities
Municipal Bonds†	—	$133,222,346	—	$133,222,346
Other Investment Companies	$16,708,481	—	—	16,708,481

Total Investments	$16,708,481	$133,222,346	—	$149,930,827

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of the bonds by major classification, please refer to the respective Schedule of Portfolio Investments.

As of June 30, 2012, the Funds had no transfers between Level 1 and Level 2 from the beginning of the reporting period.

Investments Definitions and Abbreviations:

AMBAC:	Ambac Assurance Corp.
AGM:	Assured Guaranty Municipal Corp.
CIFG:	CIFG Guaranty, Ltd.
COP:	Certificates of Participation
FGIC:	Financial Guaranty Insurance Company
NATL:	National Public Finance Guarantee Corporation

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

	GW&K Small Cap Equity Fund	GW&K Municipal Enhanced Yield Fund	GW&K Municipal Bond Fund
Assets:
Investments at value*	$82,854,144	$295,154,061	$149,930,827
Receivable for investments sold	981,647	303,632	167,909
Receivable for Fund shares sold	162,275	682,317	1,177,855
Dividends, interest and other receivables	54,490	3,559,145	1,217,181
Receivable from affiliate	15,483	48,021	39,050
Prepaid expenses	6,064	35,528	36,799
Total assets	84,074,103	299,782,704	152,569,621
Liabilities:
Payable for investments purchased	1,374,900	6,386,354	15,457,540
Payable for Fund shares repurchased	54,862	319,271	36,773
Accrued expenses:
Investment management and advisory fees	48,247	118,152	37,361
Administrative fees	16,082	59,076	26,686
Shareholder Service fees	1,959	3,478	8,951
Distribution fees - Investor Class	947	2,801	2,947
Other	55,708	61,142	37,184
Total liabilities	1,552,705	6,950,274	15,607,442
Net Assets	$82,521,398	$292,832,430	$136,962,179
Net Assets Represent:
Paid-in capital	$72,002,201	$275,031,637	$132,153,808
Undistributed net investment income	47,462	19,960	3,380
Accumulated net realized gain from investments	1,167,424	4,374,689	983,838
Net unrealized appreciation of investments and foreign currency translations	9,304,311	13,406,144	3,821,153
Net Assets	$82,521,398	$292,832,430	$136,962,179
Investor Class:
Net Assets	$4,893,206	$14,075,237	$14,982,314
Shares outstanding	289,814	1,389,930	1,317,646
Net asset value, offering and redemption price per share	$16.88	$10.13	$11.37
Service Class:
Net Assets	$9,621,817	$6,258,469	$28,697,265
Shares outstanding	569,962	618,913	2,520,535
Net asset value, offering and redemption price per share	$16.88	$10.11	$11.39
Institutional Class:
Net Assets	$68,006,375	$272,498,724	$93,282,600
Shares outstanding	4,019,388	26,968,958	8,164,838
Net asset value, offering and redemption price per share	$16.92	$10.10	$11.42
* Investments at cost	$73,549,833	$281,747,917	$146,109,674

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the six months ended June 30, 2012 (unaudited)

	GW&K Small Cap Equity Fund	GW&K Municipal Enhanced Yield Fund	GW&K Municipal Bond Fund
Investment Income:
Dividend income	$431,377	$806	$690
Interest income	—	5,677,918	1,300,420
Foreign withholding tax	(675)	—	—
Total investment income	430,702	5,678,724	1,301,110
Expenses:
Investment management and advisory fees	281,301	607,553	176,882
Administrative fees	93,767	303,776	126,344
Distribution fees - Investor class	5,170	14,304	16,100
Transfer agent	27,178	20,583	48,522
Registration fees	22,888	30,919	12,430
Professional fees	19,441	29,923	21,212
Custodian	15,017	26,541	13,220
Reports to shareholders	4,932	4,409	5,136
Trustees fees and expenses	3,195	10,045	3,506
Miscellaneous	2,117	5,687	3,334
Total expenses before offsets	475,006	1,053,740	426,686
Fee waivers	—	(99,773)	—
Expense reimbursements	(91,757)	(152,194)	(198,801)
Expense reductions	(9)	(26)	(11)
Net expenses	383,240	801,747	227,874
Net investment income	47,462	4,876,977	1,073,236
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,780,925	4,083,457	878,329
Net change in unrealized appreciation (depreciation) of investments	2,189,685	7,555,869	170,217
Net realized and unrealized gain	3,970,610	11,639,326	1,048,546
Net increase in net assets resulting from operations	$4,018,072	$16,516,303	$2,121,782

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2012 (unaudited) and for the year ended December 31, 2011

	GW&K Small Cap Equity Fund		GW&K Municipal Enhanced Yield Fund		GW&K Municipal Bond Fund
	2012	2011	2012	2011	2012	2011
Increase (Decrease) in Net Assets From Operations:
Net investment income	$47,462	$86,745	$4,876,977	$3,877,304	$1,073,236	$1,036,038
Net realized gain on investments	1,780,925	3,651,498	4,083,457	755,665	878,329	359,764
Net change in unrealized appreciation (depreciation) of investments	2,189,685	(2,651,835)	7,555,869	7,512,775	170,217	3,430,972
Net increase in net assets resulting from operations	4,018,072	1,086,408	16,516,303	12,145,744	2,121,782	4,826,774
Distributions to Shareholders:
From net investment income:
Investor Class Shares	—	—	(210,100)	(47,086)	(112,968)	(127,867)
Service Class Shares	—	—	(91,389)	(67,600)	(262,360)	(503,038)
Institutional Class Shares	—	(40,605)	(4,567,789)	(3,756,093)	(694,528)	(406,732)
From net realized gain on investments:
Investor Class Shares	—	—	—	(11,141)	—	(35,012)
Service Class Shares	—	—	—	(4,593)	—	(91,799)
Institutional Class Shares	—	—	—	(296,700)	—	(125,846)
Total distributions to shareholders	—	(40,605)	(4,869,278)	(4,183,213)	(1,069,856)	(1,290,294)
From Capital Share Transactions:[1]
Proceeds from sale of shares	36,222,162	33,151,581	148,198,979	106,653,506	79,933,812	48,229,252
Reinvestment of dividends and distributions	—	25,672	3,103,837	2,753,597	962,560	1,133,303
Cost of shares repurchased	(20,500,332)	(10,084,063)	(16,201,545)	(21,102,328)	(8,487,695)	(8,465,939)
Net increase from capital share transactions	15,721,830	23,093,190	135,101,271	88,304,775	72,408,677	40,896,616
Total increase in net assets	19,739,902	24,138,993	146,748,296	96,267,306	73,460,603	44,433,096
Net Assets:
Beginning of period	62,781,496	38,642,503	146,084,134	49,816,828	63,501,576	19,068,480
End of period	$82,521,398	$62,781,496	$292,832,430	$146,084,134	$136,962,179	$63,501,576
End of period undistributed net investment income	$47,462	—	$19,960	$12,261	$3,380	—

Share Transactions:[1]
Sale of shares	2,121,909	2,119,295	14,969,549	11,724,826	7,018,264	4,478,735
Reinvested shares from dividends and distributions	—	1,649	310,971	301,249	84,632	104,288
Shares repurchased	(1,199,895)	(641,830)	(1,632,861)	(2,370,956)	(748,139)	(786,831)
Net increase in shares	922,014	1,479,114	13,647,659	9,655,119	6,354,757	3,796,192

[1]	See note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

GW&K Small Cap Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31,
Investor Class		2011	2010	2009	2008#	2007
Net Asset Value, Beginning of Period	$15.87	$15.64	$12.05	$9.10	$15.01	$16.90
Income from Investment Operations:
Net investment income (loss)	(0.02)[3]	(0.02)[3]	0.01 [3]	0.09 [3]	0.12	0.14
Net realized and unrealized gain (loss) on investments	1.03 [3]	0.25 [3]	3.58 [3]	2.86 [3]	(5.66)	0.19
Total from investment operations	1.01	0.23	3.59	2.95	(5.54)	0.33
Distributions to Shareholders from:
Net investment income	—	—	(0.00)[5]	—	(0.12)	(0.14)
Net realized gain on investments	—	—	—	—	(0.25)	(2.08)
Total distributions to shareholders	—	—	(0.00)[5]	—	(0.37)	(2.22)
Net Asset Value, End of Period	$16.88	$15.87	$15.64	$12.05	$9.10	$15.01
Total Return[1]	6.36%[7]	1.47%	29.81%	32.42%[4]	(37.34)%[4]	1.59%
Ratio of net expenses to average net assets	1.37%[8]	1.39%	1.42%	1.22%	1.20%	1.25%
Ratio of net investment income (loss) to average net assets[1]	(0.22)%[8]	(0.14)%	0.07%	1.02%	0.97%	0.80%
Portfolio turnover	7%[7]	25%	19%	109%	33%	25%
Net assets at end of period (000’s omitted)	$4,893	$3,349	$1,914	$1,260	$32,052	$58,835

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.61%[8]	1.71%	1.84%	1.70%	1.36%	1.27%
Ratio of net investment income (loss) to average net assets	(0.46)%[8]	(0.46)%	(0.35)%	0.55%	0.81%	0.78%

	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31,		For the period ended December 31, 2009*
Service Class		2011	2010
Net Asset Value, Beginning of Period	$15.85	$15.59	$12.01	$10.65
Income from Investment Operations:
Net investment income (loss)[3]	(0.00)[5]	0.01	0.04	0.02
Net realized and unrealized gain on investments[3]	1.03	0.25	3.56	1.42
Total from investment operations	1.03	0.26	3.60	1.44
Distributions to Shareholders from:
Net investment income	—	—	(0.02)	(0.08)
Net Asset Value, End of Period	$16.88	$15.85	$15.59	$12.01
Total Return[1]	6.50%[7]	1.67%[4]	30.01%[4]	13.46%[7]
Ratio of net expenses to average net assets	1.17%[8]	1.20%	1.20%	1.17%[8]
Ratio of net investment income (loss) to average net assets[1]	(0.02)%[8]	0.04%	0.30%	0.43%[8]
Portfolio turnover	7%[7]	25%	19%	109%[7]
Net assets at end of period (000’s omitted)	$9,622	$19,007	$18,788	$15,382

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.41%[8]	1.52%	1.62%	1.53%[8]
Ratio of net investment income (loss) to average net assets	(0.26)%[8]	(0.28)%	(0.12)%	0.06%[8]

GW&K Small Cap Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31,		For the period ended December 31, 2009
Institutional Class		2011	2010
Net Asset Value, Beginning of Period	$15.87	$15.59	$12.01	$10.65
Income from Investment Operations:
Net investment income[3]	0.02	0.05	0.07	0.03
Net realized and unrealized gain on investments[3]	1.03	0.25	3.57	1.41
Total from investment operations	1.05	0.30	3.64	1.44
Distributions to Shareholders from:
Net investment income	—	(0.02)	(0.06)	(0.08)
Net Asset Value, End of Period	$16.92	$15.87	$15.59	$12.01
Total Return[1]	6.62%[7]	1.90%	30.28%	13.56%[7]
Ratio of net expenses to average net assets	0.95%[8]	0.95%	0.95%	0.95%[8]
Ratio of net investment income to average net assets[1]	0.20%[8]	0.30%	0.55%	0.62%[8]
Portfolio turnover	7%[7]	25%	19%	109%[7]
Net assets at end of period (000’s omitted)	$68,006	$40,425	$17,941	$9,995

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.19%[8]	1.27%	1.37%	1.32%[8]
Ratio of net investment income (loss) to average net assets	(0.04)%[8]	(0.02)%	0.13%	0.25%[8]

GW&K Municipal Enhanced Yield Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31,		For the period ended December 31, 2009*
Investor Class		2011	2010
Net Asset Value, Beginning of Period	$9.55	$8.79	$8.81	$8.23
Income from Investment Operations:
Net investment income	0.18 [3]	0.37 [3]	0.37	0.18
Net realized and unrealized gain (loss) on investments	0.58 [3]	0.78 [3]	(0.03)	0.60
Total from investment operations	0.76	1.15	0.34	0.78
Distributions to Shareholders from:
Net investment income	(0.18)	(0.37)	(0.36)	(0.20)
Net realized gain on investments	—	(0.02)	—	—
Total distributions to shareholders	(0.18)	(0.39)	(0.36)	(0.20)
Net Asset Value, End of Period	$10.13	$9.55	$8.79	$8.81
Total Return[1]	7.97%[7]	13.48%	3.81%	9.51%[7]
Ratio of net expenses to average net assets	0.97%[8]	1.17%[6]	1.27%	1.04%[8]
Ratio of net investment income to average net assets[1]	3.70%[8]	4.02%	4.10%	4.52%[8]
Portfolio turnover	35%[7]	31%	50%	82%[7]
Net assets at end of period (000’s omitted)	$14,075	$5,689	$557	$125

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.18%[8]	1.40%	1.57%	1.56%[8]
Ratio of net investment income to average net assets	3.49%[8]	3.79%	3.80%	4.00%[8]

	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31,		For the period ended December 31, 2009*
Service Class		2011	2010
Net Asset Value, Beginning of Period	$9.54	$8.79	$8.81	$8.23
Income from Investment Operations:
Net investment income	0.19 [3]	0.40 [3]	0.39	0.21
Net realized and unrealized gain (loss) on investments	0.56 [3]	0.77 [3]	(0.02)	0.58
Total from investment operations	0.75	1.17	0.37	0.79
Distributions to Shareholders from:
Net investment income	(0.18)	(0.40)	(0.39)	(0.21)
Net realized gain on investments	—	(0.02)	—	—
Total distributions to shareholders	(0.18)	(0.42)	(0.39)	(0.21)
Net Asset Value, End of Period	$10.11	$9.54	$8.79	$8.81
Total Return[1]	7.94%[7]	13.65%	4.09%	9.62%[7]
Ratio of net expenses to average net assets	0.86%[8]	0.94%[6]	1.01%	0.79%[8]
Ratio of net investment income to average net assets[1]	3.81%[8]	4.48%	4.36%	4.77%[8]
Portfolio turnover	35%[7]	31%	50%	82%[7]
Net assets at end of period (000’s omitted)	$6,258	$2,145	$1,181	$11

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.07%[8]	1.16%	1.31%	1.31%[8]
Ratio of net investment income to average net assets	3.60%[8]	4.26%	4.06%	4.25%[8]

GW&K Municipal Enhanced Yield Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31,
Institutional Class		2011	2010	2009	2008†	2007
Net Asset Value, Beginning of Period	$9.53	$8.78	$8.81	$6.70	$9.37	$10.33
Income from Investment Operations:
Net investment income	0.20 [3]	0.41 [3]	0.40	0.37	0.44	0.42
Net realized and unrealized gain (loss) on investments	0.56 [3]	0.78 [3]	(0.03)	2.11	(2.67)	(0.91)
Total from investment operations	0.76	1.19	0.37	2.48	(2.23)	(0.49)
Distributions to Shareholders from:
Net investment income	(0.19)	(0.42)	(0.40)	(0.37)	(0.44)	(0.42)
Net realized gain on investments	—	(0.02)	—	—	—	(0.05)
Total distributions to shareholders	(0.19)	(0.44)	(0.40)	(0.37)	(0.44)	(0.47)
Net Asset Value, End of Period	$10.10	$9.53	$8.78	$8.81	$6.70	$9.37
Total Return[1]	8.06%[4,7]	13.94%	4.15%	37.62%	(24.72)%	(4.92)%
Ratio of net expenses to average net assets	0.64%[8]	0.69%[6]	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income to average net assets[1]	4.03%[8]	4.69%	4.58%	4.77%	4.82%	4.18%
Portfolio turnover	35%[7]	31%	50%	82%	13%	61%
Net assets at end of period (000’s omitted)	$272,499	$138,250	$48,079	$17,544	$3,541	$7,959

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.85%[8]	0.91%	1.09%	1.31%	1.67%	1.76%
Ratio of net investment income to average net assets	3.82%[8]	4.47%	4.28%	4.25%	3.94%	3.21%

GW&K Municipal Bond Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31,		For the period ended December 31, 2009**

Investor Class		2011	2010
Net Asset Value, Beginning of Period	$11.21	$10.29	$10.27	$10.00
Income from Investment Operations:
Net investment income[3]	0.10	0.27	0.31	0.15
Net realized and unrealized gain on investments[3]	0.16	0.97	0.09	0.33
Total from investment operations	0.26	1.24	0.40	0.48
Distributions to Shareholders from:
Net investment income	(0.10)	(0.27)	(0.31)	(0.15)
Net realized gain on investments	—	(0.05)	(0.07)	(0.06)
Total distributions to shareholders	(0.10)	(0.32)	(0.38)	(0.21)
Net Asset Value, End of Period	$11.37	$11.21	$10.29	$10.27
Total Return[1]	2.29%[7]	12.16%	3.89%	4.79%[7]
Ratio of net expenses to average net assets	0.83%[8]	0.81%	0.75%	0.59%[8]
Ratio of net investment income to average net assets[1]	1.73%[8]	2.46%	2.91%	2.93%[8]
Portfolio turnover	27%[7]	26%	22%	13%[7]
Net assets at end of period (000’s omitted)	$14,982	$8,777	$2,856	$850

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.22%[8]	1.34%	1.45%	2.31%[8]
Ratio of net investment income to average net assets	1.34%[8]	1.93%	2.21%	1.21%[8]

	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31,		For the period ended December 31, 2009**

Service Class		2011	2010
Net Asset Value, Beginning of Period	$11.23	$10.30	$10.28	$10.00
Income from Investment Operations:
Net investment income[3]	0.12	0.30	0.33	0.16
Net realized and unrealized gain on investments[3]	0.15	0.97	0.09	0.33
Total from investment operations	0.27	1.27	0.42	0.49
Distributions to Shareholders from:
Net investment income	(0.11)	(0.29)	(0.33)	(0.15)
Net realized gain on investments	—	(0.05)	(0.07)	(0.06)
Total distributions to shareholders	(0.11)	(0.34)	(0.40)	(0.21)
Net Asset Value, End of Period	$11.39	$11.23	$10.30	$10.28
Total Return[1]	2.44%[7]	12.52%	4.05%	4.89%[7]
Ratio of net expenses to average net assets	0.53%[8]	0.54%	0.55%	0.54%[8]
Ratio of net investment income to average net assets[1]	2.03%[8]	2.80%	3.13%	2.98%[8]
Portfolio turnover	27%[7]	26%	22%	13%[7]
Net assets at end of period (000’s omitted)	$28,697	$22,705	$15,032	$12,752

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.92%[8]	1.09%	1.25%	2.26%[8]
Ratio of net investment income to average net assets	1.64%[8]	2.25%	2.43%	1.26%[8]

GW&K Municipal Bond Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31,		For the period ended December 31, 2009**

Institutional Class		2011	2010
Net Asset Value, Beginning of Period	$11.26	$10.33	$10.31	$10.00
Income from Investment Operations:
Net investment income[3]	0.13	0.30	0.35	0.17
Net realized and unrealized gain on investments[3]	0.15	0.99	0.09	0.36
Total from investment operations	0.28	1.29	0.44	0.53
Distributions to Shareholders from:
Net investment income	(0.12)	(0.31)	(0.35)	(0.16)
Net realized gain on investments	—	(0.05)	(0.07)	(0.06)
Total distributions to shareholders	(0.12)	(0.36)	(0.42)	(0.22)
Net Asset Value, End of Period	$11.42	$11.26	$10.33	$10.31
Total Return[1]	2.53%[4,7]	12.71%[4]	4.27%[4]	5.31%[4,7]
Ratio of net expenses to average net assets	0.34%[8]	0.34%	0.34%	0.34%[8]
Ratio of net investment income to average net assets[1]	2.22%[8]	2.79%	3.31%	3.18%[8]
Portfolio turnover	27%[7]	26%	22%	13%[7]
Net assets at end of period (000’s omitted)	$93,283	$32,019	$1,180	$231

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.73%[8]	0.83%	1.04%	2.06%[8]
Ratio of net investment income to average net assets	1.83%[8]	2.30%	2.61%	1.46%[8]

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

#	At the close of business on November 7, 2008, the BNY Hamilton Multi-Cap Equity Fund, a series of BNY Hamilton Funds, Inc. was re-organized into a series of the Managers AMG Funds.
†	At the close of business on November 7, 2008, the BNY Hamilton Municipal Enhanced Yield Fund, a series of BNY Hamilton Funds, Inc. was re-organized into a series of the Managers AMG Funds.
*	Commenced operations on July 27, 2009.
**	Commenced operations on June 30, 2009.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes nonreimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Per share numbers have been calculated using average shares.
[4]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[5]	Rounds to less than $0.01.
[6]

Effective July 1, 2011, as described in the current prospectus, the Fund’s expense cap was reduced to 0.64% from 0.79%. The expense ratio shown reflects the weighted average expense ratio for the full year ended December 31, 2011.

[7]	Not annualized.
[8]	Annualized.

Notes to Financial Statements

June 30, 2012 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are GW&K Small Cap Equity Fund (“Small Cap Equity”), GW&K Municipal Enhanced Yield Fund (“Municipal Enhanced”), and GW&K Municipal Bond Fund (“Municipal Bond”), collectively the “Funds.”

Each Fund offers three classes of shares: Investor Class, Service Class, and Institutional Class. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Funds’ fair value procedures.

Notes to Financial Statements (continued)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with observable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. Transfers between different levels in the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2012, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2012, overdraft fees for Small Cap Equity, Municipal Enhanced and Municipal Bond equaled $51, $0 and $82, respectively.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2012, the transfer agent expense for Small Cap Equity, Municipal Enhanced and Municipal Bond was reduced by $9, $26 and $11, respectively.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid monthly except for Small Cap Equity which will be declared and paid annually in December. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on Small Cap Equity’s understanding of the tax rules and rates related to income, gains and transactions for the

Notes to Financial Statements (continued)

foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2008-2011), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), Post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f.	Capital Loss Carryovers and Deferrals

As of June 30, 2012, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. The amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires December 31,
Fund	Short-Term	Long-Term
Small Cap Equity
(Pre-Enactment)	$648,741	—	2017

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

For the six months ended June 30, 2012 (unaudited) and the year ended December 31, 2011, the capital stock transactions by class for Small Cap Equity, Municipal Enhanced, and Municipal Bond were as follows:

	Small Cap Equity				Municipal Enhanced
	2012		2011		2012		2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	94,239	$1,579,787	134,684	$2,141,999	949,378	$9,335,838	653,881	$6,073,965
Reinvestment of distributions	—	—	—	—	20,801	208,115	5,775	53,835
Cost of shares repurchased	(15,454)	(261,246)	(46,013)	(713,804)	(175,997)	(1,736,937)	(127,271)	(1,136,429)

Net Increase	78,785	$1,318,541	88,671	$1,428,195	794,182	$7,807,016	532,385	$4,991,371

Service Class:
Proceeds from sale of shares	271,474	$4,641,409	141,941	$2,236,516	490,442	$4,869,442	143,709	$1,303,040
Reinvestment of distributions	—	—	—	—	9,155	91,389	7,951	72,193
Cost of shares repurchased	(900,486)	(15,481,727)	(147,781)	(2,317,510)	(105,597)	(1,060,335)	(61,189)	(551,665)

Net Increase (Decrease)	(629,012)	$(10,840,318)	(5,840)	$(80,994)	394,000	$3,900,496	90,471	$823,568

Institutional Class:
Proceeds from sale of shares	1,756,196	$30,000,966	1,842,670	$28,773,066	13,529,729	$133,993,699	10,927,236	$99,276,501
Reinvestment of distributions	—	—	1,649	25,672	281,015	2,804,333	287,523	2,627,569
Cost of shares repurchased	(283,955)	(4,757,359)	(448,037)	(7,052,749)	(1,351,267)	(13,404,273)	(2,182,496)	(19,414,234)

Net Increase	1,472,241	$25,243,607	1,396,282	$21,745,989	12,459,477	$123,393,759	9,032,263	$82,489,836

Notes to Financial Statements (continued)

	Municipal Bond
	2012		2011
	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	745,206	$8,432,623	613,041	$6,611,233
Reinvestment of distributions	9,779	110,786	13,825	150,245
Cost of shares repurchased	(220,116)	(2,477,716)	(121,740)	(1,310,720)

Net Increase (Decrease)	534,869	$6,065,693	505,126	$5,450,758

Service Class:
Proceeds from sale of shares	662,093	$7,525,181	1,073,812	$11,485,255
Reinvestment of distributions	14,388	163,199	43,322	465,028
Cost of shares repurchased	(178,581)	(2,026,501)	(554,664)	(5,940,159)

Net Increase (Decrease)	497,900	$5,661,879	562,470	$6,010,124

Institutional Class:
Proceeds from sale of shares	5,610,965	$63,976,008	2,791,882	$30,132,764
Reinvestment of distributions	60,465	688,575	47,141	518,030
Cost of shares repurchased	(349,442)	(3,983,478)	(110,427)	(1,215,060)

Net Increase (Decrease)	5,321,988	$60,681,105	2,728,596	$29,435,734

At June 30, 2012, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds: Small Cap Equity - 4 collectively own 62%; Municipal Enhanced -6 collectively own 84%; Municipal Bond - 8 collectively own 82%. Transactions by these shareholders may have a material impact on their respective Fund.

2.	Agreements and Transactions with Affiliates

For each of the Funds, the Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors the subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2012, the annual investment management fees rates, as a percentage of average daily net assets, were as follows:

Investment Management Fees
Small Cap Equity	0.75%
Municipal Enhanced	0.50%
Municipal Bond	0.35%

Effective July 1, 2011, the Investment Manager has contractually agreed, until at least May 1, 2013, to waive management fee and/or reimburse Fund expenses in order to limit total annual Fund operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.64% of Municipal Enhanced’s average daily net assets. For the period of January 1, 2011 to June 30, 2011, the Fund had a contractual expense limitation of 0.79%.

The Investment Manager has contractually agreed, through at least May 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary items) to the following percentages of each Fund’s average daily net assets:

Small Cap Equity	0.95%
Municipal Bond	0.34%

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause that Fund’s total operating expenses in any such future year to exceed that Fund’s respective expense cap.

Notes to Financial Statements (continued)

For the six months ended June 30, 2012, each Fund’s components of reimbursement available are detailed in the following chart:

	Small Cap Equity	Municipal Enhanced	Municipal Bond
Reimbursement Available - 12/31/11	$380,159	$349,843	$425,789
Additional Reimbursements	91,757	152,194	198,801
Repayments	—	—	—
Expired Reimbursements	(34,642)	(19,617)	—

Reimbursement Available - 06/30/12	$437,274	$482,420	$624,590

Each Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as intermediary with the Funds’ shareholders. The Funds pay a fee to the Administrator at the rate of 0.25% per annum of each Fund’s average daily net assets for this service. Effective February 1, 2012, the Administrator for Municipal Enhanced is voluntarily waiving a portion of its administration fee on 90% of the Fund’s net assets. The waiver, which may be modified or terminated at any time after August 1, 2012, amounts to 0.10% on first the $250 million of the Fund’s net assets and 0.15% on the remaining net assets. At June 30, 2012 the amount waived is $99,773.

The aggregate annual retainer paid to each Independent Trustee of the Board is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. The Trustees’ fees and expenses are allocated among all of the funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such funds. The “Trustees fees and expenses” shown in the financial statements represents the Funds’ allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares.

The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by the Investor Class shares of a Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by the clients of such broker, dealer or financial intermediary.

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2012, the Funds did not borrow from and/or lend to any other Managers Funds.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2012, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Small Cap Equity	$20,951,637	$5,270,804
Municipal Enhanced	$215,681,994	$79,866,490
Municipal Bond	$101,541,122	$25,184,597

The Funds had no purchases or sales of U.S. Government obligations during the six months ended June 30, 2012.

4.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds have had no prior claims or losses and expect the risks of material loss to be remote.

Notes to Financial Statements (continued)

5.	New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the Funds’ financial statements and disclosures.

6.	Subsequent Events

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Advisory and Subadvisory Agreements (unaudited)

On June 21-22, 2012, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the GW&K Small Cap Equity Fund, GW&K Municipal Enhanced Yield Fund and GW&K Municipal Bond Fund (each a “Fund”) and the Subadvisory Agreement with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each a “Peer Group”), performance information for the relevant benchmark index for each Fund (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 21-22, 2012, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Funds, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

Performance.

With respect to the GW&K Small Cap Equity Fund, among other information related to the Fund’s performance, the Trustees noted that the Fund’s performance for Investor Class shares, the share class with the longest operating history, for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2012 was above, below, above and below, respectively, the median performance of the Peer Group and above, below, above and below, respectively, the performance of the Fund Benchmark, the Russell 2000 Index®. The Trustees took into account management’s discussion of the Fund’s more recent improved performance, noting that the Fund has performed well relative to the Fund Benchmark and the Peer Group for the 1-year period. The Trustees also noted that the Fund’s investment strategy was changed in mid-2009 to small-cap equity and that the Fund’s prior multi-cap focus has negatively affected the Fund’s longer-term performance record. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to the GW&K Municipal Enhanced Yield Fund, among other information related to the Fund’s performance, the Trustees noted that the Fund’s performance for Investor Class shares, the share class with the longest operating history, for the 1-year, 3-year and 5-year periods ended March 31, 2012 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Barclays Municipal Bond BAA Index. The Trustees took into account management’s discussion of the Fund’s performance, including the Fund’s strong

Annual Renewal of Investment Advisory and Subadvisory Agreements (continued)

absolute and relative performance compared to the Peer Group for the 1-year period, noting that the Fund was in the top decile. The Trustees also noted the Fund’s strong intermediate-term and longer-term performance compared to the Fund Benchmark and Peer Group. The Trustees concluded that the Fund’s performance has been satisfactory.

With respect to the GW&K Municipal Bond Fund, among other information related to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year period and for the period from the Fund’s inception on June 30, 2009 through March 31, 2012 was above the median performance of the Peer Group and below and above, respectively, the performance of the Fund Benchmark, the Barclays 10-Year Municipal Bond Index. The Trustees took into account management’s discussion of the Fund’s performance. The Trustees noted that the Fund slightly underperformed the Benchmark, but ranked in the top quintile of the Peer Group for the 1-year period. The Trustees also took into account the fact that the Fund ranked in the 18th percentile of the Peer Group for the period from the Fund’s inception on June 30, 2009 through March 31, 2012. The Trustees concluded that the Fund’s performance has been satisfactory in light of the Fund’s limited performance history.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that, in the case of the GW&K Small Cap Equity Fund and the GW&K Municipal Enhanced Yield Fund, the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from the Fund. The Trustees also noted management’s discussion of the current asset levels of the Funds, including the effect on assets attributable to the economic and market conditions since 2008, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Funds, the Trustees noted the current asset level of the Funds and the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the current advisory fee structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Subadvisor regarding the cost of providing subadvisory services to each of the Funds and the resulting profitability to the Subadvisor from these relationships and noted that, because the Subadvisor is an affiliate of the Investment Manager, such profitability might be directly or indirectly shared by the Investment Manager.

The Trustees noted the current asset level of each Fund and the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with each Fund were not material factors in the Trustees’ deliberations at this time. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Funds by the Subadvisor to be a material factor in their considerations at this time.

With respect to the GW&K Small Cap Equity Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2012 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager and the Subadvisor have contractually agreed, through May 1, 2013, to limit the Fund’s net annual operating

Annual Renewal of Investment Advisory and Subadvisory Agreements (continued)

expenses (subject to certain excluded expenses) to 0.95%. The Board also took into account management’s discussion of the Fund’s expenses and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

With respect to the GW&K Municipal Enhanced Yield Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2012 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager and the Subadvisor have contractually agreed, through May 1, 2013, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.64%. The Board also took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

With respect to the GW&K Municipal Bond Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2012 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through at least May 1, 2013, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.34%. The Board also took into account management’s discussion of the Fund’s expenses. Fund is now over $100M and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services to be provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreements and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 21-22, 2012, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements (as applicable) for each Fund.

Investment Manager and Administrator
Managers Investment Group LLC
800 Connecticut Avenue
Norwalk, CT 06854
(800) 835-3879

Distributor
Managers Distributors, Inc.
800 Connecticut Avenue
Norwalk, CT 06854
(800) 835-3879

Subadvisor
Gannett Welsh & Kotler, LLC
222 Berkeley St.
Boston, MA 02116

Custodian
The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Legal Counsel
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Managers
P.O. Box 9769
Providence, RI 02940
(800) 548-4539

For ManagersChoice™ Only
Managers
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9847
Providence, RI 02940-8047
(800) 358-7668

Trustees
Jack W. Aber
Bruce B. Bingham
Christine E. Carsman
William E. Chapman, II
Edward J. Kaier
Steven J. Paggioli
Eric Rakowski
Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS		BALANCED FUNDS

CADENCE CAPITAL APPRECIATION	REAL ESTATE SECURITIES	CHICAGO EQUITY PARTNERS BALANCED
CADENCE FOCUSED GROWTH	Urdang Securities Management, Inc.	Chicago Equity Partners, LLC
CADENCE MID-CAP
CADENCE EMERGING COMPANIES	RENAISSANCE LARGE CAP GROWTH	ALTERNATIVE FUNDS
Cadence Capital Management, LLC	Renaissance Group LLC	FQ GLOBAL ALTERNATIVES
CHICAGO EQUITY PARTNERS MID-CAP	SKYLINE SPECIAL EQUITIES	FQ GLOBAL ESSENTIALS
Chicago Equity Partners, LLC	PORTFOLIO	First Quadrant, L.P.
Skyline Asset Management, L.P.
ESSEX SMALL/MICRO CAP GROWTH		INCOME FUNDS
Essex Investment Management Co., LLC	SPECIAL EQUITY	BOND (MANAGERS)
	Ranger Investment Management, L.P. Lord, Abbett & Co. LLC Smith Asset Management Group, L.P. Federated MDTA LLC	FIXED INCOME
FQ TAX-MANAGED U.S. EQUITY		GLOBAL INCOME OPPORTUNITY
FQ U.S. EQUITY		Loomis, Sayles & Co., L.P.
First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH	SYSTEMATIC VALUE	BOND (MANAGERS PIMCO)
Frontier Capital Management Company, LLC	SYSTEMATIC MID CAP VALUE	Pacific Investment Management Co. LLC
Systematic Financial Management, L.P.

GW&K SMALL CAP EQUITY		CALIFORNIA INTERMEDIATE TAX-FREE
Gannett Welsh & Kotler, LLC	TIMESSQUARE MID CAP GROWTH	Miller Tabak Asset Management LLC
TIMESSQUARE SMALL CAP GROWTH
MICRO-CAP	TSCM GROWTH EQUITY	GW&K MUNICIPAL BOND
Lord, Abbett & Co. LLC	TimesSquare Capital Management, LLC	GW&K MUNICIPAL ENHANCED YIELD
WEDGE Capital Management L.L.P.		Gannett Welsh & Kotler, LLC
Next Century Growth Investors LLC	TRILOGY GLOBAL EQUITY
RBC Global Asset Management (U.S.) Inc.	TRILOGY EMERGING MARKETS EQUITY	HIGH YIELD
	TRILOGY INTERNATIONAL SMALL CAP	J.P. Morgan Investment Management LLC
Trilogy Global Advisors, L.P.
	YACKTMAN FUND	INTERMEDIATE DURATION GOVERNMENT
	YACKTMAN FOCUSED FUND	SHORT DURATION GOVERNMENT
	Yacktman Asset Management L.P.	Smith Breeden Associates, Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	September 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	September 4, 2011

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	September 4, 2011